UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT TRUST I
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2022

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Climate Focused Bond Fund

International Growth Fund

Mid Cap Innovation Growth Fund

Short Duration High Yield Fund

For the six-month period ended January 31, 2022

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

11	Climate Focused Bond Fund

26	International Growth Fund

30	Mid Cap Innovation Growth Fund

33	Short Duration High Yield Fund

58	Statements of Assets and Liabilities

62	Statements of Operations

64	Statements of Changes in Net Assets

68	Financial Highlights

76	Notes to Financial Statements

99	Supplemental Information to Shareholders

Lord Abbett Trust I

Lord Abbett Climate Focused Bond Fund, Lord Abbett International Growth Fund, Lord Abbett Mid Cap Innovation Growth Fund and Lord Abbett Short Duration High Yield Fund Semiannual Report

For the six-month period ended January 31, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the six-month period ended January 31, 2022. On this page and the following pages, we discuss the major factors that influenced period performance. For detailed and timely information about the Funds, please visit our website at www.lordabbett.com, where you can also access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 through January 31, 2022).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/21 – 1/31/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Climate Focused Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/21	1/31/22	8/1/21 - 1/31/22
Class A
Actual	$1,000.00	$971.80	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.93	$3.31
Class C
Actual	$1,000.00	$968.70	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.72
Class F
Actual	$1,000.00	$973.00	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.29
Class F3*
Actual	$1,000.00	$973.30	$1.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.29	$1.94
Class I
Actual	$1,000.00	$973.00	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.29
Class R3
Actual	$1,000.00	$970.50	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class R4
Actual	$1,000.00	$971.70	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.68	$3.57
Class R5
Actual	$1,000.00	$973.00	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.29
Class R6*
Actual	$1,000.00	$973.30	$1.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.29	$1.94

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.32% for Class C, 0.45% for Class F, 0.38% for Class F3, 0.45% for Class I, 0.95% for Class R3, 0.70% for Class R4, 0.45% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.40% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$1.99	$2.04
Class R6	$1.99	$2.04

Portfolio Holdings Presented by Sector

January 31, 2022

Sector*	%**
Asset Backed Securities	3.04%
Basic Materials	2.38%
Communications	1.30%
Consumer Cyclical	3.47%
Consumer Non-cyclical	4.90%
Energy	7.78%
Financials	20.05%
Foreign Government	19.60%
Industrials	13.13%
Mortgage Securities	1.62%
Technology	1.54%
U.S. Government	6.71%
Utilities	12.31%
Repurchase Agreements	2.17%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/21	1/31/22	8/1/21 - 1/31/22
Class A
Actual	$1,000.00	$903.40	$5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.86	$5.40
Class C
Actual	$1,000.00	$899.40	$8.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.08	$9.20
Class F
Actual	$1,000.00	$904.20	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$4.13
Class F3
Actual	$1,000.00	$904.80	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.72
Class I
Actual	$1,000.00	$904.20	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$4.13
Class R3
Actual	$1,000.00	$902.10	$6.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.67
Class R4
Actual	$1,000.00	$903.40	$5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.86	$5.40
Class R5
Actual	$1,000.00	$904.20	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$4.13
Class R6
Actual	$1,000.00	$904.80	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.72

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.06% for Class A, 1.81% for Class C, 0.81% for Class F, 0.73% for Class F3, 0.81% for Class I, 1.31% for Class R3, 1.06% for Class R4, 0.81% for Class R5 and 0.73% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2022

Sector*	%**
Communication Services	4.41%
Consumer Discretionary	14.41%
Consumer Staples	10.18%
Energy	2.51%
Financials	11.40%
Health Care	13.40%
Industrials	16.72%
Information Technology	19.82%
Materials	5.43%
Real Estate	0.92%
Utilities	0.80%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Mid Cap Innovation Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/21	1/31/22	8/1/21 - 1/31/22
Class A
Actual	$1,000.00	$824.70	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.86	$5.40
Class C
Actual	$1,000.00	$822.00	$8.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.08	$9.20
Class F
Actual	$1,000.00	$825.60	$3.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$4.13
Class F3
Actual	$1,000.00	$826.20	$3.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.72
Class I
Actual	$1,000.00	$825.60	$3.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$4.13
Class R3
Actual	$1,000.00	$823.80	$6.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.67
Class R4
Actual	$1,000.00	$824.70	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.86	$5.40
Class R5
Actual	$1,000.00	$825.60	$3.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$4.13
Class R6
Actual	$1,000.00	$826.20	$3.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.72

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.06% for Class A, 1.81% for Class C, 0.81% for Class F, 0.73% for Class F3, 0.81% for Class I, 1.31% for Class R3, 1.06% for Class R4, 0.81% for Class R5 and 0.73% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2022

Sector*	%**
Communication Services	3.69%
Consumer Discretionary	12.41%
Consumer Staples	0.53%
Energy	1.81%
Financials	12.77%
Health Care	15.79%
Industrials	14.56%
Information Technology	32.45%
Materials	1.99%
Real Estate	1.26%
Repurchase Agreements	2.74%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/21	1/31/22	8/1/21 - 1/31/22
Class A
Actual	$1,000.00	$1,000.80	$3.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.62
Class C
Actual	$1,000.00	$997.20	$7.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$7.27
Class F
Actual	$1,000.00	$1,001.90	$2.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.63	$2.60
Class F3
Actual	$1,000.00	$1,002.30	$2.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.29
Class I
Actual	$1,000.00	$1,001.90	$2.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.63	$2.60
Class R3
Actual	$1,000.00	$999.40	$5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.11	$5.14
Class R4
Actual	$1,000.00	$1,000.70	$3.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.87
Class R5
Actual	$1,000.00	$1,002.00	$2.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.63	$2.60
Class R6
Actual	$1,000.00	$1,003.10	$2.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.29

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.71% for Class A, 1.43% for Class C, 0.51% for Class F, 0.45% for Class F3, 0.51% for Class I, 1.01% for Class R3, 0.76% for Class R4, 0.51% for Class R5 and 0.45% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.48% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.42	$245
Class R6	$2.42	$2.45

Portfolio Holdings Presented by Sector

January 31, 2022

Sector*	%**
Asset Backed Securities	3.86%
Basic Materials	3.58%
Capital Goods	0.10%
Communication Services	6.07%
Consumer Cyclical	24.26%
Consumer Non-cyclical	8.30%
Energy	23.12%
Financials	14.10%
Health Care	0.13%
Industrials	8.27%
Media	0.12%
Mortgage Securities	0.96%
Services	0.27%
Technology	2.30%
Utilities	1.41%
Repurchase Agreements	3.15%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CLIMATE FOCUSED BOND FUND January 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.67%

ASSET-BACKED SECURITIES 3.04%

Automobiles 1.01%
Tesla Auto Lease Trust 2019-A C†	2.68%	1/20/2023	$125,000	$126,300
Tesla Auto Lease Trust 2021-A B†	1.02%	3/20/2025	100,000	98,925
Total				225,225

Other 2.03%
Aqua Finance Trust 2021-A C†	3.14%	7/17/2046	110,000	108,130
GoodLeap Sustainable Home Solutions Trust 2022-1†(a)	2.70%	1/20/2049	150,000	150,389
Sunrun Demeter Issuer 2021-2A A†	2.27%	1/30/2057	99,266	97,200
TRP - TRIP Rail Master Funding LLC 2021-2 A†	2.15%	6/19/2051	98,023	96,353
Total				452,072
Total Asset-Backed Securities (cost $684,355)				677,297

CONVERTIBLE BONDS 0.93%

Auto Manufacturers 0.21%
Lucid Group, Inc.†	1.25%	12/15/2026	12,000	9,972
NIO, Inc. (China)†(b)	0.50%	2/1/2027	8,000	6,592
Tesla, Inc.	2.00%	5/15/2024	2,000	30,159
Total				46,723

Energy-Alternate Sources 0.62%
Enphase Energy, Inc.†	Zero Coupon	3/1/2026	37,000	34,299
NextEra Energy Partners LP†	Zero Coupon	6/15/2024	14,000	13,887
Plug Power, Inc.	3.75%	6/1/2025	3,000	13,009
SolarEdge Technologies, Inc. (Israel)(b)	Zero Coupon	9/15/2025	28,000	32,764
SunPower Corp.	4.00%	1/15/2023	16,000	17,311
Sunrun, Inc.†	Zero Coupon	2/1/2026	36,000	27,090
Total				138,360

Internet 0.10%
RealReal, Inc. (The)†	1.00%	3/1/2028	28,000	22,071
Total Convertible Bonds (cost $232,295)				207,154

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2022

Investments	Dividend Rate				Shares	Fair Value
CONVERTIBLE PREFERRED STOCKS 0.07%

Electric: Utilities
Algonquin Power & Utilities Corp. (Canada)(b) (cost $16,000)	7.75%				320	$14,954

	Interest		Maturity		Principal
	Rate		Date		Amount

CORPORATE BONDS 67.37%

Agriculture 0.31%
Darling Ingredients, Inc.†	5.25%		4/15/2027		$67,000	68,407

Apparel 0.50%
Chanel Ceres plc(c)	0.50%		7/31/2026	EUR	100,000	111,273

Auto Manufacturers 0.31%
Ford Motor Co.	3.25%		2/12/2032		$73,000	69,581

Auto Parts & Equipment 0.88%
Aptiv plc (Ireland)(b)	4.35%		3/15/2029		35,000	38,766
BorgWarner, Inc.	3.375%		3/15/2025		65,000	67,588
Dana, Inc.	4.25%		9/1/2030		93,000	90,250
Total						196,604

Banks 10.75%
ABN AMRO Bank NV (Netherlands)†(b)	2.47% (1 Yr. Treasury CMT + 1.10%	)#	12/13/2029		200,000	194,023
AIB Group plc(c)	2.875% (5 Yr. EUSA + 3.30%	)#	5/30/2031	EUR	100,000	116,757
Bank Hapoalim BM (Israel)†(b)	3.255% (5 Yr. Treasury CMT + 2.16%	)#	1/21/2032		$200,000	195,500
Bank of Ireland Group plc(c)	0.375% (1 Yr. EUSA + .77%	)#	5/10/2027	EUR	100,000	109,441
Bank of Nova Scotia (The) (Canada)(b)	0.65%		7/31/2024		$75,000	73,131
Bank of Nova Scotia (The) (Canada)(b)	2.375%		1/18/2023		80,000	81,047
Barclays plc(c)	1.70% (5 Yr. GUKG + 1.75%	)#	11/3/2026	GBP	100,000	131,509
CaixaBank SA(c)	1.25% (5 Yr. EUSA + 1.63%	)#	6/18/2031	EUR	100,000	110,559
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024		$125,000	125,443
Danske Bank A/S(c)	0.75% (1 Yr. EUAMDB + .88%	)#	6/9/2029	EUR	100,000	109,365
Industrial & Commercial Bank of China Ltd. (Luxembourg)(b)	2.875%		10/12/2022		$200,000	201,818

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Banks (continued)
Intesa Sanpaolo SpA(c)	0.75%		3/16/2028	EUR	100,000	$109,931
JPMorgan Chase & Co.	0.768% (SOFR + .49%	)#	8/9/2025		$51,000	49,561
Kreditanstalt fuer Wiederaufbau (Germany)(b)	0.75%		9/30/2030		150,000	137,402
Kreditanstalt fuer Wiederaufbau(c)	0.875%		9/15/2026	GBP	75,000	98,767
Kreditanstalt fuer Wiederaufbau (Germany)(b)	2.00%		10/4/2022		$112,000	113,079
Landesbank Baden-Wuerttemberg(c)	1.50%		2/3/2025	GBP	100,000	132,734
Nordea Bank Abp(c)	0.50%		3/19/2031	EUR	100,000	109,427
Standard Chartered plc (United Kingdom)†(b)	1.214% (1 Yr. Treasury CMT + .88%	)#	3/23/2025		$200,000	196,289
Total						2,395,783

Beverages 0.22%
PepsiCo, Inc.	2.875%		10/15/2049		50,000	48,494

Building Materials 1.16%
Eco Material Technologies, Inc.†(a)	7.875%		1/31/2027		56,000	57,017
Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.75%		9/15/2030		96,000	89,945
Owens Corning, Inc.	3.95%		8/15/2029		105,000	112,433
Total						259,395

Chemicals 1.66%
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	3.50%		9/10/2051		200,000	182,777
SPCM SA (France)†(b)	3.375%		3/15/2030		200,000	188,049
Total						370,826

Commercial Services 1.81%
Global Payments, Inc.	3.20%		8/15/2029		75,000	75,930
Global Payments, Inc.	3.75%		6/1/2023		30,000	30,699
Massachusetts Institute of Technology	3.959%		7/1/2038		75,000	86,246
Techem Verwaltungsgesellschaft 674 mbH(c)	6.00%		7/30/2026	EUR	87,920	100,964
Techem Verwaltungsgesellschaft 675 mbH(c)	2.00%		7/15/2025	EUR	100,000	109,037
Total						402,876

Computers 0.40%
Apple, Inc.	3.00%		6/20/2027		$85,000	89,166

Distribution/Wholesale 0.50%
Rexel SA(c)	2.125%		6/15/2028	EUR	100,000	111,087

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Diversified Financial Services 0.99%
Blackstone Property Partners Europe Holdings Sarl(c)	1.625%		4/20/2030	EUR	100,000	$109,676
LeasePlan Corp. NV(c)	0.25%		2/23/2026	EUR	100,000	110,475
Total						220,151

Electric 9.89%
Audax Renovables SA(c)	4.20%		12/18/2027	EUR	100,000	93,246
Clearway Energy Operating LLC†	3.75%		2/15/2031		$70,000	66,027
E.ON SE(c)	0.35%		2/28/2030	EUR	100,000	109,629
Energia Group NI FinanceCo plc/Energia Group ROI Holdings DAC(c)	4.00%		9/15/2025	EUR	100,000	111,368
Engie SA(c)	0.375%		6/21/2027	EUR	100,000	111,130
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		$102,000	99,862
Liberty Utilities Finance GP 1†	2.05%		9/15/2030		75,000	69,706
MidAmerican Energy Co.	3.95%		8/1/2047		65,000	71,851
NextEra Energy Capital Holdings, Inc.	1.90%		6/15/2028		111,000	107,689
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		55,000	55,800
Northern States Power Co/MN	2.60%		6/1/2051		50,000	45,188
Orsted AS(c)	2.25% (5 Yr. EUSA + 1.90%	)#	12/31/2099	EUR	100,000	115,867
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		$79,000	79,368
Ren Finance BV(c)	0.50%		4/16/2029	EUR	100,000	109,885
Scottish Hydro Electric Transmission plc(c)	1.50%		3/24/2028	GBP	200,000	258,546
Solar Star Funding LLC†	5.375%		6/30/2035		$82,549	93,490
Southwestern Public Service Co.	3.75%		6/15/2049		50,000	54,155
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(b)	6.75%		4/24/2033		167,740	178,808
Statnett SF(c)	0.518%		6/30/2023	SEK	2,000,000	214,697
TenneT Holding BV(c)	0.125%		11/30/2032	EUR	100,000	102,857
Tucson Electric Power Co.	1.50%		8/1/2030		$60,000	55,020
Total						2,204,189

Electrical Components & Equipment 0.54%
Signify NV(c)	2.375%		5/11/2027	EUR	100,000	120,339

Electronics 0.31%
Hubbell, Inc.	3.50%		2/15/2028		$65,000	68,547

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Energy-Alternate Sources 6.71%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energ (India)†(b)	6.25%		12/10/2024		$200,000	$213,050
Alerion Cleanpower SpA(c)	3.125%		12/19/2025	EUR	75,000	86,989
Cullinan Holdco Scsp†(c)	4.625%		10/15/2026	EUR	100,000	109,852
EEW Energy from Waste GmbH(c)	0.361%		6/30/2026	EUR	100,000	110,904
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026		$70,000	72,390
Greenko Dutch BV (Netherlands)†(b)	3.85%		3/29/2026		197,000	194,435
Renewable Energy Group, Inc.†	5.875%		6/1/2028		59,000	59,353
Scatec ASA†(c)	1.933% (3 Mo. EURIBOR + 2.50%	)#	8/19/2025	EUR	200,000	221,881
Sunnova Energy Corp.†	5.875%		9/1/2026		$73,000	70,524
Sweihan PV Power Co PJSC†	3.625%		1/31/2049		200,000	193,386
TerraForm Power Operating LLC†	4.75%		1/15/2030		80,000	80,530
Topaz Solar Farms LLC†	5.75%		9/30/2039		70,203	81,617
Total						1,494,911

Engineering & Construction 0.27%
IEA Energy Services LLC†	6.625%		8/15/2029		61,000	59,708

Environmental Control 2.30%
Derichebourg SA†(c)	2.25%		7/15/2028	EUR	100,000	113,544
FCC Servicios Medio Ambiente Holding SAU(c)	1.661%		12/4/2026	EUR	100,000	116,659
Madison IAQ LLC†	5.875%		6/30/2029		$68,000	62,949
Paprec Holding SA†(c)	3.50%		7/1/2028	EUR	100,000	110,159
Seche Environnement SA(c)	2.25%		11/15/2028	EUR	100,000	108,773
Total						512,084

Food 0.77%
Co-Operative Group Ltd.(c)	5.125%		5/17/2024	GBP	100,000	137,378
Sysco Corp.	2.40%		2/15/2030		$35,000	34,063
Total						171,441

Forest Products & Paper 0.21%
Suzano Austria GmbH (Brazil)(b)	3.75%		1/15/2031		49,000	47,733

Health Care-Services 0.31%
Kaiser Foundation Hospitals	3.15%		5/1/2027		67,000	70,151

Insurance 0.51%
PartnerRe Ireland Finance DAC(c)	1.25%		9/15/2026	EUR	100,000	114,919

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Investment Companies 0.49%
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund(c)	0.90%	10/12/2029	EUR	100,000	$108,595

Machinery: Construction & Mining 0.24%
Vertiv Group Corp.†	4.125%	11/15/2028		$55,000	53,694

Machinery-Diversified 1.05%
Mueller Water Products, Inc.†	4.00%	6/15/2029		110,000	107,971
nVent Finance Sarl (Luxembourg)(b)	2.75%	11/15/2031		42,000	40,838
Xylem Inc/NY	2.25%	1/30/2031		90,000	86,122
Total					234,931

Metal Fabricate-Hardware 0.41%
Advanced Drainage Systems, Inc.†	5.00%	9/30/2027		90,000	90,773

Mining 0.50%
Novelis Sheet Ingot GmbH†(c)	3.375%	4/15/2029	EUR	100,000	110,543

Miscellaneous Manufacturing 1.79%
Alstom SA(c)	0.25%	10/14/2026	EUR	100,000	111,272
Pentair Finance Sarl (Luxembourg)(b)	3.15%	9/15/2022		$110,000	110,288
Pentair Finance Sarl (Luxembourg)(b)	4.50%	7/1/2029		60,000	66,178
Wabtec Transportation Netherlands BV(c)	1.25%	12/3/2027	EUR	100,000	111,718
Total					399,456

Multi-National 6.28%
Asian Development Bank(c)	2.45%	1/17/2024	AUD	105,000	76,125
Asian Development Bank (Philippines)(b)	3.125%	9/26/2028		$135,000	146,510
Asian Infrastructure Investment Bank (The)(c)	0.20%	12/15/2025	GBP	30,000	38,530
Asian Infrastructure Investment Bank (The) (China)(b)	0.50%	5/28/2025		$150,000	145,152
European Bank for Reconstruction & Development (United Kingdom)(b)	1.625%	9/27/2024		230,000	231,612
European Investment Bank (Luxembourg)(b)	2.125%	4/13/2026		200,000	204,404
European Investment Bank (Luxembourg)(b)	2.375%	5/24/2027		75,000	77,751
International Bank for Reconstruction &Development(c)	0.25%	1/29/2029	SEK	180,000	18,212
International Bank for Reconstruction &Development(c)	1.20%	7/22/2026	CAD	25,000	19,062
International Bank for Reconstruction &Development(c)	2.90%	11/26/2025	AUD	155,000	114,327

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Multi-National (continued)
International Finance Corp.	0.14% (SOFR + .09%	)#	4/3/2024		$230,000	$229,999
International Finance Corp.	2.00%		10/24/2022		97,000	97,955
Total						1,399,639

Municipal 1.22%
Transport for London(c)	2.125%		4/24/2025	GBP	200,000	272,144

Packaging & Containers 1.47%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc†(c)	3.00%		9/1/2029	EUR	100,000	105,886
Canpack SA/Canpack US LLC(c)	2.375%		11/1/2027	EUR	100,000	110,637
OI European Group BV(c)	2.875%		2/15/2025	EUR	100,000	111,951
Total						328,474

Pharmaceuticals 0.82%
Eli Lilly & Co.(c)	0.50%		9/14/2033	EUR	100,000	106,707
Pfizer, Inc.	2.625%		4/1/2030		$75,000	76,476
Total						183,183

Real Estate 1.06%
Canary Wharf Group Investment Holdings plc†(c)	2.625%		4/23/2025	GBP	100,000	133,571
Signa Development Finance SCS†(c)	5.50%		7/23/2026	EUR	100,000	103,961
Total						237,532

REITS 3.57%
Alexandria Real Estate Equities, Inc.	2.00%		5/18/2032		$22,000	20,419
Alexandria Real Estate Equities, Inc.	3.80%		4/15/2026		55,000	58,804
Cyrusone Europe Finance DAC(c)	1.125%		5/26/2028	EUR	100,000	111,987
Digital Dutch Finco BV(c)	1.00%		1/15/2032	EUR	100,000	105,276
Equinix, Inc.(c)	1.00%		3/15/2033	EUR	100,000	105,300
Equinix, Inc.	1.55%		3/15/2028		$50,000	46,833
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%		9/15/2030		94,000	88,912
Kilroy Realty LP	4.75%		12/15/2028		45,000	50,516
Piedmont Operating Partnership LP	3.15%		8/15/2030		75,000	74,748
UDR, Inc.	3.10%		11/1/2034		80,000	79,650
Weyerhaeuser Co.	6.875%		12/15/2033		40,000	53,011
Total						795,456

Retail 0.78%
Starbucks Corp.	4.45%		8/15/2049		50,000	57,431
Walmart, Inc.	1.80%		9/22/2031		122,000	116,467
Total						173,898

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Semiconductors 0.71%
Analog Devices, Inc.	2.95%		4/1/2025		$63,000	$65,218
Micron Technology, Inc.	2.703%		4/15/2032		34,000	32,559
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(b)	3.40%		5/1/2030		60,000	61,679
Total						159,456

Software 0.42%
Fiserv, Inc.	3.20%		7/1/2026		90,000	93,340

Sovereign 0.89%
Japan Bank for International Cooperation	1.625%		1/20/2027		200,000	198,836

Telecommunications 1.20%
Switch Ltd.†	3.75%		9/15/2028		83,000	79,295
Verizon Communications, Inc.	3.875%		2/8/2029		55,000	59,288
Vmed O2 UK Financing I plc†(c)	4.50%		7/15/2031	GBP	100,000	128,007
Total						266,590

Transportation 1.90%
Central Japan Railway Co. (Japan)(b)	2.20%		10/2/2024		$200,000	204,099
Ferrovie dello Stato Italiane SpA(c)	0.375%		3/25/2028	EUR	100,000	110,579
Hamburger Hochbahn AG(c)	0.125%		2/24/2031	EUR	100,000	108,391
Total						423,069

Water 1.26%
American Water Capital Corp.	2.80%		5/1/2030		$100,000	101,014
Canal de Isabel II Gestion SA(c)	1.68%		2/26/2025	EUR	100,000	116,363
United Utilities plc (United Kingdom)(b)	6.875%		8/15/2028		$50,000	63,279
Total						280,656
Total Corporate Bonds (cost $15,658,926)						15,017,930

FLOATING RATE LOANS(d) 2.23%

Building & Construction 0.36%
Refficiency Holdings LLC 2021 Delayed Draw Term Loan(e)	3.75% - 4.50% (1 Mo. LIBOR + 3.75%	)	12/31/2027		6,452	6,453
Refficiency Holdings LLC 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%	)	12/16/2027		33,213	33,217
Thermostat Purchaser III, Inc. Delayed Draw Term Loan(e)	4.50% (1 Mo. LIBOR + 2.25%	)	8/31/2028		5,985	6,007

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Building & Construction (continued)
Thermostat Purchaser III, Inc. Term Loan	5.25% (1 Mo. LIBOR + 4.50%	)	8/31/2028	$34,014	$34,142
Total					79,819

Building Materials 0.08%
Zurn LLC 2021 Term Loan B	2.75% (1 Mo. LIBOR + 2.25%	)	10/4/2028	17,040	17,047

Electric: Generation 0.14%
ExGen Renewables IV, LLC 2020 Term Loan	3.50% (3 Mo. LIBOR + 2.50%	)	12/15/2027	31,280	31,307
Environmental 0.63%
Bingo Industries Ltd. Term Loan (Australia)(b)	4.00% (3 Mo. LIBOR + 3.50%	)	7/8/2028	29,925	29,925
Denali Water Solutions Term Loan B	5.00% (3 Mo. LIBOR + 4.25%	)	3/25/2028	61,786	61,901
EWT Holdings III Corp. 2021 Term Loan	2.625% (1 Mo. LIBOR + 2.50%	)	4/1/2028	49,750	49,626
Total					141,452

Integrated Energy 0.18%
Esdec Solar Group B.V. Term Loan B (Netherlands)(b)	5.75% (6 Mo. LIBOR + 5.00%	)	8/30/2028	40,910	40,808

Machinery 0.43%
Array Technologies, Inc. Term Loan B	3.75% (3 Mo. LIBOR + 3.25%	)	10/14/2027	57,973	57,756
Generac Power Systems, Inc. 2019 Term Loan B	1.852% (1 Mo. LIBOR + 1.75%	)	12/13/2026	37,590	37,689
Total					95,445

Multi-Line Insurance 0.13%
Filtration Group Corporation 2018 1st Lien Term Loan	3.105% (1 Mo. LIBOR + 3.00%	)	3/29/2025	29,521	29,465

Personal & Household Products 0.28%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	4.50% (1 Mo. LIBOR + 4.00%	)	7/31/2028	56,944	57,169
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	4.50% (1 Mo. LIBOR + 4.00%	)	7/31/2028	5,556	5,577
Total					62,746
Total Floating Rate Loans (cost $495,019)					498,089

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 15.73%

Canada 1.36%
Province of Ontario Canada(c)	1.55%	11/1/2029	CAD	89,000	$66,301
Province of Ontario Canada(c)	1.85%	2/1/2027	CAD	145,000	112,970
Province of Quebec Canada(c)	1.85%	2/13/2027	CAD	158,000	123,385
Total					302,656

France 2.57%
Action Logement Services(c)	0.50%	10/30/2034	EUR	200,000	216,718
French Republic Government Bond OAT†(c)	0.50%	6/25/2044	EUR	135,000	141,030
SNCF Reseau(c)	0.75%	5/25/2036	EUR	100,000	111,215
Societe Du Grand Paris EPIC(c)	0.30%	9/2/2036	EUR	100,000	104,438
Total					573,401

Germany 1.56%
Bundesrepublik Deutschland Bundesanleihe(c)	Zero Coupon	8/15/2030	EUR	162,000	184,422
Bundesrepublik Deutschland Bundesanleihe(c)	Zero Coupon	8/15/2050	EUR	155,258	164,259
Total					348,681

Italy 0.39%
Italy Buoni Poliennali Del Tesoro†(c)	1.50%	4/30/2045	EUR	85,000	87,792

Japan 0.90%
Japan Finance Organization for Municipalities†(b)	1.50%	1/27/2025		$200,000	199,440

Netherlands 1.76%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV(b)	2.75%	2/20/2024		200,000	205,861
Nederlandse Waterschapsbank NV(b)	1.00%	5/28/2030		200,000	186,075
Total					391,936

Norway 0.92%
Kommunalbanken AS(b)	2.125%	2/11/2025		200,000	203,805

South Korea 1.80%
Industrial Bank of Korea†(b)	0.625%	9/17/2024		200,000	194,898
Korea Water Resources Corp.(b)	3.875%	5/15/2023		200,000	206,558
Total					401,456

Spain 1.44%
Adif Alta Velocidad(c)	0.55%	4/30/2030	EUR	100,000	111,720
Autonomous Community of Madrid Spain(c)	0.419%	4/30/2030	EUR	150,000	166,149
Spain Government Bond†(c)	1.00%	7/30/2042	EUR	41,000	43,785
Total					321,654

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Sweden 2.73%
Kommuninvest I Sverige AB(b)	0.375%	6/19/2024		$200,000	$195,510
Kommuninvest I Sverige AB†(b)	1.625%	4/24/2023		200,000	201,492
Sweden Government International Bond†(c)	0.125%	9/9/2030	SEK	1,000,000	105,334	(f)
Sweden Government International Bond(c)	0.125%	9/9/2030	SEK	1,000,000	105,334
Total					607,670

United Kingdom 0.30%
United Kingdom Gilt(c)	0.875%	7/31/2033	GBP	53,000	67,627
Total Foreign Government Obligations (cost $3,697,729)					3,506,118

MUNICIPAL BONDS 2.98%

Government Guaranteed 0.09%
Metropolitan Government of Nashville & Davidson Co	2.611%	7/1/2036		$20,000	20,163

Revenue - Utilities - Other 0.22%
City of Corpus Christi TX Utility System Revenue	1.966%	7/15/2030		50,000	49,194

Sales Tax 0.19%
Dallas Area Rapid Transit A	2.534%	12/1/2036		45,000	43,111

Tax Revenue 0.11%
Regional Transportation District Sales Tax Revenue	2.337%	11/1/2036		25,000	23,235

Taxable Revenue - Water & Sewer 2.11%
City of Aurora CO Water Revenue	2.348%	8/1/2036		30,000	29,065
City of Dallas TX Waterworks & Sewer System Revenu	2.772%	10/1/2040		75,000	73,879
City of Los Angeles CA Wastewater System Revenue	5.713%	6/1/2039		50,000	68,203
City of Philadelphia PA Water & Wastewater Revenue	1.734%	11/1/2028		40,000	38,998
City of San Francisco CA Public Utilities Commissi	6.00%	11/1/2040		100,000	133,823
New York City Water & Sewer System	5.75%	6/15/2041		50,000	70,777
San Diego County Water Authority	1.951%	5/1/2034		60,000	55,826
Total					470,571

Transportation 0.26%
Metropolitan Transportation Authority	5.175%	11/15/2049		45,000	58,208
Total Municipal Bonds (cost $686,657)					664,482

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.61%
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 B†	1.856% (1 Mo. LIBOR + 1.75%	)#	3/15/2036	$110,000	$109,650
NYO Commercial Mortgage Trust 2021-1290 A†	1.202% (1 Mo. LIBOR + 1.10%	)#	11/15/2038	50,000	49,846
One Bryant Park Trust 2019-OBP A†	2.516%		9/15/2054	100,000	99,280
VNDO Mortgage Trust 2012-6AVE C†	3.337	%#(g)	11/15/2030	100,000	101,188
Total Non-Agency Commercial Mortgage-Backed Securities (cost $362,975)					359,964

U.S. TREASURY OBLIGATIONS 3.71%
U.S. Treasury Bond	1.875%		11/15/2051	51,000	48,370
U.S. Treasury Note	1.125%		10/31/2026	556,000	543,707
U.S. Treasury Note	1.375%		11/15/2031	244,000	235,136
Total U.S. Treasury Obligations (cost $849,069)					827,213
Total Long-Term Investments (cost $22,683,025)					21,773,201

SHORT-TERM INVESTMENTS 2.17%

REPURCHASE AGREEMENTS 2.17%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $393,400 of U.S. Treasury Inflation Indexed Note at 0.375% due 07/15/2025; value: $493,195; proceeds: $483,499 (cost $483,499)				483,499	483,499
Total Investments in Securities 99.84% (cost $23,166,524)					22,256,700
Less Unfunded Loan Commitments (0.06%) (cost $12,282)(h)					(12,284)
Net Investments in Securities 99.78% (cost $23,154,242)					22,244,416
Other Assets and Liabilities – Net(i) 0.22%					47,643
Net Assets 100.00%					$22,292,059

AUD	Australian Dollar.
CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
SEK	Swedish Krona.
CMT	Constant Maturity Rate.
EUAMDB	EUR Mid-Market Swap Rate.
EURIBOR	Euro Interbank Offered Rate.
EUSA	Euro Swap Rate.
GUKG	UK Generic government yield.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2022

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2022, the total value of Rule 144A securities was $6,557,736, which represents 29.42% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2022.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at January 31, 2022.
(e)	Security partially/fully unfunded. See Note 2(l).
(f)	Level 3 Investment as described in Note 2(h) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	See Note 2(l).
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at January 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	State Street Bank and Trust	3/1/2022	273,000	$194,736	$193,042	$1,694
Canadian dollar	Sell	State Street Bank and Trust	4/20/2022	412,000	329,653	324,061	5,592
Euro	Sell	Bank of America	3/10/2022	20,000	22,591	22,486	105
Euro	Sell	Morgan Stanley	3/10/2022	6,072,000	6,906,821	6,826,836	79,985
Swedish krona	Sell	State Street Bank and Trust	4/21/2022	4,139,000	455,371	444,301	11,070
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$98,446

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2022

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	3/7/2022	7,000	$9,460	$9,412	$(48)
British pound	Buy	Barclays Bank plc	3/7/2022	10,000	13,634	13,447	(187)
Euro	Buy	Bank of America	3/10/2022	22,000	24,981	24,735	(246)
Euro	Buy	Bank of America	3/10/2022	119,000	134,796	133,793	(1,003)
Euro	Buy	State Street Bank and Trust	3/10/2022	118,000	133,570	132,669	(901)
Euro	Buy	State Street Bank and Trust	3/10/2022	120,000	135,554	134,918	(636)
Euro	Buy	State Street Bank and Trust	3/10/2022	24,000	27,183	26,984	(199)
Euro	Buy	Toronto Dominion Bank	3/10/2022	46,000	52,256	51,718	(538)
British pound	Sell	Bank of America	3/7/2022	7,000	9,257	9,412	(155)
British pound	Sell	State Street Bank and Trust	3/7/2022	1,074,000	1,422,413	1,444,121	(21,708)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(25,621)

Open Futures Contracts at January 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro- Bund	March 2022	2	Short	EUR	(391,332)	EUR	(379,973)	$9,764
Euro-Bobl	March 2022	6	Short		(908,292)		(891,390)	13,199
U.S. 10-Year Ultra Treasury Note	March 2022	7	Short		$(1,010,502)		$(999,797)	10,705
U.S. 2-Year Treasury Note	March 2022	1	Short		(218,334)		(216,656)	1,678
U.S. 5-Year Treasury Note	March 2022	15	Short		(1,807,008)		(1,788,047)	18,961
Total Unrealized Appreciation on Open Futures Contracts								$54,307

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro- Buxl	March 2022	1	Long	EUR	240,232	EUR	228,397	$(10,855)
U.S. Ultra Treasury Bond	March 2022	3	Long		$582,193		$566,812	(15,381)
Total Unrealized Depreciation on Open Futures Contracts								$(26,236)

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$677,297	$–	$677,297
Convertible Bonds	–	207,154	–	207,154
Convertible Preferred Stocks	14,954	–	–	14,954
Corporate Bonds	–	15,017,930	–	15,017,930
Floating Rate Loans	–	498,089	–	498,089
Less Unfunded Commitments	–	(12,284)	–	(12,284)
Foreign Government Obligations	–	3,400,784	105,334	3,506,118
Municipal Bonds	–	664,482	–	664,482
Non-Agency Commercial Mortgage-Backed Securities	–	359,964	–	359,964
U.S. Treasury Obligations	–	827,213	–	827,213
Short-Term Investments
Repurchase Agreements	–	483,499	–	483,499
Total	$14,954	$22,124,128	$105,334	$22,244,416

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$98,446	$–	$98,446
Liabilities	–	(25,621)	–	(25,621)
Futures Contracts
Assets	54,307	–	–	54,307
Liabilities	(26,236)	–	–	(26,236)
Total	$28,071	$72,825	$–	$100,896

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.44%

COMMON STOCKS 95.44%

Australia 1.90%

Capital Markets 1.02%
Macquarie Group Ltd.	150	$19,607

Equity Real Estate Investment Trusts 0.88%
Goodman Group	1,023	16,891
Total Australia		36,498

Austria 0.93%

Banks
Erste Group Bank AG	383	17,902

Belgium 0.80%

Banks
KBC Group NV	178	15,480

Canada 3.05%

Aerospace & Defense 0.79%
CAE, Inc.*	603	15,227

Banks 1.41%
Royal Bank of Canada	238	27,136

Information Technology Services 0.85%
Shopify, Inc. Class A*	17	16,392
Total Canada		58,755

China 6.43%

Automobiles 0.70%
BYD Co. Ltd. Class H	451	13,339

Interactive Media & Services 3.28%
Tencent Holdings Ltd.	1,008	63,163

Internet & Direct Marketing Retail 1.64%
JD.com, Inc. Class A*	834	31,610
Investments	Shares	U.S. $ Fair Value
China (continued)

Textiles, Apparel & Luxury Goods 0.81%
ANTA Sports Products Ltd.	1,040	$15,616
Total China		123,728

Denmark 5.73%

Air Freight & Logistics 1.38%
DSV PANALPINA A/S	131	26,617

Beverages 0.79%
Carlsberg A/S Class B	94	15,221

Biotechnology 1.05%
Genmab A/S*	59	20,091

Pharmaceuticals 2.51%
Novo Nordisk A/S Class B	486	48,342
Total Denmark		110,271

France 15.31%

Aerospace & Defense 1.49%
Airbus SE*	225	28,731

Beverages 1.43%
Pernod Ricard SA	129	27,593

Chemicals 1.41%
Air Liquide SA	159	27,198

Information Technology Services 1.22%
Capgemini SE	104	23,381

Life Sciences Tools & Services 0.66%
Sartorius Stedim Biotech	29	12,717

Personal Products 2.20%
L’Oreal SA	99	42,288

Professional Services 1.16%
Teleperformance	59	22,219

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
France (continued)

Software 0.98%
Dassault Systemes SE	388	$18,763

Textiles, Apparel & Luxury Goods 4.76%
Kering SA	38	28,377
LVMH Moet Hennessy Louis Vuitton SE	77	63,246
		91,623
Total France		294,513

Germany 3.12%

Chemicals 0.94%
Symrise AG	151	18,044

Pharmaceuticals 0.75%
Merck KGaA	66	14,474

Semiconductors & Semiconductor Equipment 1.43%
Infineon Technologies AG	661	27,450
Total Germany		59,968

Hong Kong 2.95%

Insurance 1.87%
AIA Group Ltd.	3,442	35,934

Machinery 1.08%
Techtronic Industries Co. Ltd.	1,267	20,905
Total Hong Kong		56,839

India 4.09%

Banks 1.65%
ICICI Bank Ltd. ADR	1,459	31,704

Information Technology Services 1.03%
Infosys Ltd. ADR	841	19,822
Investments	Shares	U.S. $ Fair Value
India (continued)

Oil, Gas & Consumable Fuels 1.41%
Reliance Industries Ltd.†	424	$27,278
Total India		78,804

Indonesia 0.95%

Banks
Bank Rakyat Indonesia Persero Tbk PT	64,161	18,262

Ireland 0.92%

Construction Materials
CRH plc	351	17,719

Japan 12.56%

Auto Components 1.34%
Denso Corp.	346	25,823

Building Products 1.31%
Daikin Industries Ltd.	120	25,193

Electrical Equipment 1.12%
Fuji Electric Co. Ltd.	402	21,485

Electronic Equipment, Instruments & Components 2.34%
Keyence Corp.	70	35,904
Omron Corp.	124	9,066
		44,970

Health Care Equipment & Supplies 1.30%
Hoya Corp.	193	25,026

Household Durables 2.28%
Sony Group Corp.	392	43,853

Machinery 1.17%
Ebara Corp.	459	22,496

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Professional Services 1.00%
Recruit Holdings Co. Ltd.	391	$19,327

Specialty Retail 0.70%
Fast Retailing Co. Ltd.	23	13,535
Total Japan		241,708

Netherlands 4.74%

Chemicals 0.51%
Akzo Nobel NV	95	9,833

Information Technology Services 1.17%
Adyen NV†*	11	22,384

Semiconductors & Semiconductor Equipment 3.06%
ASML Holding NV	87	58,925
Total Netherlands		91,142

Norway 1.44%

Machinery 0.46%
AutoStore Holdings Ltd.*	3,180	8,921

Oil, Gas & Consumable Fuels 0.98%
Equinor ASA	680	18,746
Total Norway		27,667

Singapore 1.24%

Banks
DBS Group Holdings Ltd.	910	23,903

South Korea 1.19%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	369	22,951
Investments	Shares	U.S. $ Fair Value
Spain 1.70%

Diversified Telecommunication Services 0.93%
Cellnex Telecom SA†	394	$17,866

Electric: Utilities 0.77%
Iberdrola SA	1,289	14,779
Total Spain		32,645

Sweden 3.45%

Electronic Equipment, Instruments & Components 1.08%
Hexagon AB B Shares	1,540	20,772

Machinery 2.37%
Atlas Copco AB A Shares	431	25,509
Epiroc AB Class A	943	20,123
		45,632
Total Sweden		66,404

Switzerland 10.86%

Capital Markets 1.02%
Partners Group Holding AG	14	19,519

Chemicals 1.40%
Sika AG	77	26,940

Food Products 3.01%
Nestle SA Registered Shares	449	57,983

Life Sciences Tools & Services 1.61%
Lonza Group AG	45	31,025

Pharmaceuticals 3.10%
Roche Holding AG	154	59,598

Textiles, Apparel & Luxury Goods 0.72%
On Holding AG Class A*	524	13,818
Total Switzerland		208,883

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
Taiwan 4.58%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	277	$33,969
Taiwan Semiconductor Manufacturing Co. Ltd.	2,345	54,221
		88,190

United Kingdom 4.89%

Beverages 2.28%
Diageo plc	869	43,851

Multi-Line Retail 0.80%
Next plc	151	15,385

Pharmaceuticals 1.81%
AstraZeneca plc	299	34,782
Total United Kingdom		94,018
Investments	Shares	U.S. $ Fair Value
United States 2.61%

Electrical Equipment 1.87%
Schneider Electric SE	213	$36,081

Trading Companies & Distributors 0.74%
Ferguson plc	90	14,156
Total United States		50,237
Total Common Stocks 95.44% (cost $1,884,422)		1,836,487
Other Assets and Liabilities – Net 4.56%		87,701
Net Assets 100.00%		$1,924,188

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2022, the total value of Rule 144A securities was $67,528, which represents 3.51% of net assets.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$58,775	$–	$–	$58,775
India	78,804	–	–	78,804
Norway	8,921	18,746	–	27,667
Switzerland	13,818	195,065	–	208,883
Taiwan	33,969	54,221	–	88,190
Remaining Countries	–	1,374,188	–	1,374,188
Total	$194,267	$1,642,220	$–	$1,836,487

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)

MID CAP INNOVATION GROWTH FUND January 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 92.27%

COMMON STOCKS 92.27%

Aerospace & Defense 2.34%
Axon Enterprise, Inc.*	679	$95,012
TransDigm Group, Inc.*	110	67,781
Total		162,793

Auto Components 0.85%
Aptiv PLC (Ireland)*(a)	433	59,139

Banks 5.98%
Popular, Inc.	686	61,170
Signature Bank	446	135,865
SVB Financial Group*	211	123,203
Western Alliance Bancorp	972	96,413
Total		416,651

Biotechnology 5.74%
Argenx SE ADR*	142	38,235
Genmab A/S ADR*	671	22,868
Horizon Therapeutics plc*	710	66,264
Intellia Therapeutics, Inc.*	347	32,816
Krystal Biotech, Inc.*	680	40,120
Mirati Therapeutics, Inc.*	301	35,909
Natera, Inc.*	619	43,733
Seagen, Inc.*	283	38,066
Vertex Pharmaceuticals, Inc.*	336	81,665
Total		399,676

Building Products 2.29%
Johnson Controls International plc	1,255	91,201
Trex Co., Inc.*	750	68,602
Total		159,803

Capital Markets 5.45%
Ameriprise Financial, Inc.	234	71,208
KKR & Co., Inc.	1,138	80,980
MSCI, Inc.	164	87,924
Raymond James Financial, Inc.	694	73,474
Investments	Shares	Fair Value
Capital Markets (continued)
TPG, Inc.*	1,970	$66,133
Total		379,719

Chemicals 1.89%
Albemarle Corp.	597	131,782

Commercial Services & Supplies 0.83%
Copart, Inc.*	450	58,163

Communications Equipment 2.32%
Arista Networks, Inc.*	1,301	161,727

Electrical Equipment 3.54%
AMETEK, Inc.	588	80,421
Rockwell Automation, Inc.	348	100,649
Sensata Technologies Holding PLC*	1,148	65,849
Total		246,919

Electronic Equipment, Instruments & Components 2.94%
Amphenol Corp. Class A	860	68,447
CDW Corp/DE	263	49,720
Trimble, Inc.*	1,205	86,953
Total		205,120

Entertainment 2.59%
Live Nation Entertainment, Inc.*	900	98,559
Warner Music Group Corp. Class A	1,924	81,770
Total		180,329

Equity Real Estate Investment Trusts 1.19%
SBA Communications Corp.	255	82,987

Health Care Equipment & Supplies 4.56%
Cooper Cos., Inc. (The)	105	41,821
DexCom, Inc.*	116	49,936
Edwards Lifesciences Corp.*	838	91,509
IDEXX Laboratories, Inc.*	162	82,183
Insulet Corp.*	211	52,328
Total		317,777

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MID CAP INNOVATION GROWTH FUND January 31, 2022

Investments	Shares	Fair Value
Health Care Providers & Services 1.03%
Centene Corp.*	921	$71,617

Health Care Technology 0.38%
Doximity, Inc. Class A*	574	26,157

Hotels, Restaurants & Leisure 2.37%
Chipotle Mexican Grill, Inc.*	34	50,510
Planet Fitness, Inc. Class A*	571	50,613
Vail Resorts, Inc.	230	63,733
Total		164,856

Household Durables 0.44%
Sonos, Inc.*	1,218	30,718

Information Technology Services 4.30%
Cloudflare, Inc. Class A*	495	47,718
Endava plc ADR*	634	77,107
EPAM Systems, Inc.*	183	87,134
MongoDB, Inc.*	216	87,504
Total		299,463

Insurance 0.68%
Trupanion, Inc.*	499	47,530

Interactive Media & Services 0.92%
Match Group, Inc.*	566	63,788

Internet & Direct Marketing Retail 0.63%
Etsy, Inc.*	279	43,825

Life Sciences Tools & Services 2.08%
Agilent Technologies, Inc.	591	82,338
Repligen Corp.*	314	62,279
Total		144,617

Machinery 1.95%
Dover Corp.	504	85,635
Evoqua Water Technologies Corp.*	1,241	50,260
Total		135,895

Oil, Gas & Consumable Fuels 1.72%
Cheniere Energy, Inc.	1,069	119,621

Investments	Shares	Fair Value
Personal Products 0.50%
Olaplex Holdings, Inc.*	1,591	$34,748

Pharmaceuticals 1.20%
Intra-Cellular Therapies, Inc.*	1,765	83,820

Professional Services 1.28%
Robert Half International, Inc.	790	89,476

Road & Rail 1.57%
J.B. Hunt Transport Services, Inc.	322	61,998
Old Dominion Freight Line, Inc.	158	47,705
Total		109,703

Semiconductors & Semiconductor Equipment 9.41%
Ambarella, Inc.*	658	92,218
Diodes, Inc.*	718	66,623
Entegris, Inc.	883	105,819
KLA Corp.	299	116,392
Marvell Technology, Inc.	1,373	98,032
Monolithic Power Systems, Inc.	247	99,524
Xilinx, Inc.	400	77,420
Total		656,028

Software 11.81%
Crowdstrike Holdings, Inc. Class A*	398	71,895
CyberArk Software Ltd. (Israel)*(a)	311	42,654
Datadog, Inc. Class A*	632	92,342
DocuSign, Inc.*	268	33,706
Five9, Inc.*	222	27,905
HubSpot, Inc.*	218	106,558
Jamf Holding Corp.*	2,065	68,269
Palo Alto Networks, Inc.*	200	103,480
Paycom Software, Inc.*	202	67,731
Qualtrics International, Inc. Class A*	2,305	67,467
Trade Desk, Inc. (The) Class A*	1,009	70,166
Zscaler, Inc.*	276	70,962
Total		823,135

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(concluded)

MID CAP INNOVATION GROWTH FUND January 31, 2022

Investments	Shares	Fair Value
Specialty Retail 4.60%
Dick’s Sporting Goods, Inc.	731	$84,357
O’Reilly Automotive, Inc.*	106	69,086
Tractor Supply Co.	364	79,465
Ulta Beauty, Inc.*	241	87,661
Total		320,569

Textiles, Apparel & Luxury Goods 2.89%
Crocs, Inc.*	886	90,921
Deckers Outdoor Corp.*	102	32,663
Lululemon Athletica, Inc. (Canada)*(a)	152	50,732
On Holding AG Class A (Switzerland)*(a)	1,024	27,003
Total		201,319
Total Common Stocks (cost $6,637,552)		6,429,470
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.60%

Repurchase Agreements 2.60%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $161,800 of U.S. Treasury Inflation Indexed Note at 0.125% due 10/15/2024; value: $184,814; proceeds: $181,104 (cost $181,104)	$181,104	$181,104
Total Investments in Securities 94.87% (cost $6,818,656)		6,610,574
Other Assets and Liabilities – Net 5.13%		357,480
Net Assets 100.00%		$6,968,054

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$6,429,470	$–	$–	$6,429,470
Short-Term Investments
Repurchase Agreements	–	181,104	–	181,104
Total	$6,429,470	$181,104	$–	$6,610,574

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 92.27%

ASSET-BACKED SECURITIES 3.67%

Other
AMMC CLO Ltd. 2021 24A E†	6.805% (3 Mo. LIBOR + 6.57%	)#	1/20/2035	$250,000	$247,500
Carlyle US CLO Ltd. 2021-4A E†	6.854% (3 Mo. LIBOR + 6.60%	)#	4/20/2034	250,000	250,625
Neuberger Berman Loan CLO Ltd. 2020 36A†	7.004% (3 Mo. LIBOR + 6.75%	)#	4/20/2033	350,000	351,236
Total Asset-Backed Securities (cost $847,965)					849,361

CONVERTIBLE BONDS 2.84%

Airlines 0.18%
JetBlue Airways Corp.†	0.50%		4/1/2026	42,000	40,392

Auto Manufacturers 0.53%
Ford Motor Co.†	Zero Coupon		3/15/2026	45,000	61,272
Lucid Group, Inc.†	1.25%		12/15/2026	38,000	31,578
Tesla, Inc.	2.00%		5/15/2024	2,000	30,158
Total					123,008

Biotechnology 0.10%
Livongo Health, Inc.	0.875%		6/1/2025	22,000	23,408

Commercial Services 0.26%
Block, Inc.	0.25%		11/1/2027	22,000	20,599
Chegg, Inc.	Zero Coupon		9/1/2026	49,000	39,774
Total					60,373

Computers 0.08%
Lumentum Holdings, Inc.	0.50%		12/15/2026	16,000	19,284

Diversified Financial Services 0.12%
LendingTree, Inc.	0.50%		7/15/2025	34,000	28,615

Entertainment 0.17%
Marriott Vacations Worldwide Corp.	1.50%		9/15/2022	17,000	19,979
Vail Resorts, Inc.	Zero Coupon		1/1/2026	19,000	19,130
Total					39,109

Health Care-Products 0.11%
Novocure Ltd. (Jersey)(a)	Zero Coupon		11/1/2025	28,000	24,836

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 0.34%
iQIYI, Inc. (China)(a)	2.00%	4/1/2025	$30,000	$23,272
Pinduoduo, Inc. (China)(a)	Zero Coupon	12/1/2025	30,000	27,645
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025	25,000	26,738
Total				77,655

Iron-Steel 0.12%
U.S. Steel Corp.	5.00%	11/1/2026	15,000	26,685

Leisure Time 0.13%
Peloton Interactive, Inc.†	Zero Coupon	2/15/2026	36,000	30,991

Machinery-Diversified 0.09%
Middleby Corp. (The)	1.00%	9/1/2025	13,000	19,839

Media 0.11%
Liberty Media Corp-Liberty Formula One	1.00%	1/30/2023	16,000	26,334

Oil & Gas 0.32%
Antero Resources Corp.	4.25%	9/1/2026	9,000	41,318
Pioneer Natural Resources Co.	0.25%	5/15/2025	16,000	33,250
Total				74,568

Retail 0.10%
Shake Shack, Inc.†	Zero Coupon	3/1/2028	28,000	23,298

Transportation 0.08%
Scorpio Tankers, Inc. (Monaco)†(a)	3.00%	5/15/2025	19,000	19,011
Total Convertible Bonds (cost $660,165)				657,406

CORPORATE BONDS 75.26%

Advertising 0.26%
National CineMedia LLC†	5.875%	4/15/2028	40,000	34,038
Outfront Media Capital LLC/Outfront Media Capital Corp.†	6.25%	6/15/2025	25,000	25,963
Total				60,001

Aerospace/Defense 2.52%
Bombardier, Inc. (Canada)†(a)	7.125%	6/15/2026	59,000	60,067
Howmet Aerospace, Inc.	6.875%	5/1/2025	80,000	88,614
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	32,000	32,995
Spirit AeroSystems, Inc.†	5.50%	1/15/2025	35,000	35,918
SSL Robotics LLC†	9.75%	12/31/2023	9,000	9,676

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Aerospace/Defense (continued)
TransDigm, Inc.	5.50%	11/15/2027	$292,000	$293,934
Triumph Group, Inc.	7.75%	8/15/2025	41,000	40,656
Triumph Group, Inc.†	8.875%	6/1/2024	19,000	20,306
Total				582,166

Agriculture 0.22%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. (Canada)†(a)	8.50%	12/15/2022	50,000	51,160

Airlines 1.91%
Air Canada (Canada)†(a)	3.875%	8/15/2026	20,000	19,554
American Airlines Group, Inc.†	3.75%	3/1/2025	78,000	72,287
American Airlines Inc/AAdvantage Loyalty IP Ltd.†	5.50%	4/20/2026	41,000	42,042
American Airlines, Inc.†	11.75%	7/15/2025	134,000	162,420
Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.90%	1/15/2026	38,640	37,902
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	66,817	68,436
United Airlines, Inc.†	4.375%	4/15/2026	40,000	39,775
Total				442,416

Apparel 0.19%
William Carter Co. (The)†	5.50%	5/15/2025	42,000	43,411

Auto Manufacturers 2.55%
Ford Motor Co.	4.346%	12/8/2026	190,000	197,501
Ford Motor Co.	6.625%	10/1/2028	130,000	150,800
Ford Motor Credit Co. LLC	3.815%	11/2/2027	200,000	200,060
JB Poindexter & Co., Inc.†	7.125%	4/15/2026	39,000	40,596
Total				588,957

Auto Parts & Equipment 0.76%
Adient US LLC†	9.00%	4/15/2025	35,000	37,127
Clarios Global LP†	6.75%	5/15/2025	13,000	13,503
Goodyear Tire & Rubber Co. (The)	4.875%	3/15/2027	30,000	30,467
Goodyear Tire & Rubber Co. (The)	9.50%	5/31/2025	24,000	25,595
Real Hero Merger Sub 2, Inc.†	6.25%	2/1/2029	40,000	39,219
Tenneco, Inc.	5.00%	7/15/2026	32,000	29,727
Total				175,638

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks 1.72%
Citigroup, Inc.	3.875% (5 Yr. Treasury CMT + 3.42%	)#	–	(b)	$45,000	$43,920
Citigroup, Inc.	5.95% (3 Mo. LIBOR + 4.07%	)#	–	(b)	27,000	27,675
Goldman Sachs Group, Inc. (The)	4.125% (5 Yr. Treasury CMT + 2.95%	)#	–	(b)	75,000	73,275
JPMorgan Chase & Co.	4.00% (SOFR + 2.75%	)#	–	(b)	118,000	115,684
Popular, Inc.	6.125%		9/14/2023		49,000	51,248
SVB Financial Group	4.25% (5 Yr. Treasury CMT + 3.07%	)#	–	(b)	62,000	61,148
Texas Capital Bancshares, Inc.	4.00% (5 Yr. Treasury CMT + 3.15%	)#	5/6/2031		25,000	25,793
Total						398,743

Building Materials 0.18%
Eco Material Technologies, Inc.†(c)	7.875%		1/31/2027		20,000	20,363
Patrick Industries, Inc.†	7.50%		10/15/2027		20,000	21,025
Total						41,388

Chemicals 1.48%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		40,000	40,705
GCP Applied Technologies, Inc.†	5.50%		4/15/2026		36,000	36,804
Ingevity Corp.†	4.50%		2/1/2026		53,000	52,975
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025		21,000	21,355
Tianqi Finco Co. Ltd.	3.75%		11/28/2022		200,000	189,675
Total						341,514

Coal 0.88%
Coronado Finance Pty Ltd. (Australia)†(a)	10.75%		5/15/2026		51,000	55,075
Natural Resource Partners LP/NRP Finance Corp.†	9.125%		6/30/2025		56,000	56,646
Peabody Energy Corp.†	6.375%		3/31/2025		44,000	42,130
Warrior Met Coal, Inc.†	7.875%		12/1/2028		47,000	49,527
Total						203,378

Commercial Services 2.64%
Ahern Rentals, Inc.†	7.375%		5/15/2023		24,000	22,620
Alta Equipment Group, Inc.†	5.625%		4/15/2026		60,000	60,986
Block, Inc.†	2.75%		6/1/2026		60,000	58,227
Hertz Corp. (The)†	4.625%		12/1/2026		39,000	37,918
Hertz Corp. (The)	5.50%		10/15/2024		22,000	330

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Commercial Services (continued)
Hertz Corp. (The)	6.25%		10/15/2022			$2,000	$30
IPD 3 BV(d)	5.50%		12/1/2025		EUR	100,000	114,505
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%		2/1/2026			$38,000	37,911
PeopleCert Wisdom Issuer plc†(d)	5.75%		9/15/2026		EUR	100,000	115,557
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%		4/15/2026			$60,000	62,268
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%		1/15/2025			15,000	15,263
Sabre GLBL, Inc.†	7.375%		9/1/2025			14,000	14,372
Sabre GLBL, Inc.†	9.25%		4/15/2025			20,000	22,495
WASH Multifamily Acquisition, Inc.†	5.75%		4/15/2026			47,000	47,668
Total							610,150

Computers 0.88%
CA Magnum Holdings (Mauritius)†(a)	5.375%		10/31/2026			200,000	204,190

Cosmetics/Personal Care 0.14%
Coty, Inc.†	5.00%		4/15/2026			18,000	18,103
Coty, Inc.†	6.50%		4/15/2026			15,000	15,209
Total							33,312

Distribution/Wholesale 0.05%
Avient Corp.†	5.75%		5/15/2025			12,000	12,384

Diversified Financial Services 5.01%
Advisor Group Holdings, Inc.†	10.75%		8/1/2027			99,000	109,199
Air Lease Corp.	4.65% (5 Yr. Treasury CMT + 4.08%	)#	–	(b)		53,000	53,542
Aircastle Ltd.†	5.25% (5 Yr. Treasury CMT + 4.41%	)#	–	(b)		57,000	57,000
Alliance Data Systems Corp.†	7.00%		1/15/2026			50,000	52,183
Ally Financial, Inc.	4.70% (5 Yr. Treasury CMT + 3.87%	)#	–	(b)		49,000	48,597
Ally Financial, Inc.	5.75%		11/20/2025			25,000	27,540
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%		1/15/2026			15,000	16,309
Credit Acceptance Corp.†	5.125%		12/31/2024			22,000	22,242
Enova International, Inc.†	8.50%		9/15/2025			30,000	30,901
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024			51,462	47,098
Jefferson Capital Holdings LLC†	6.00%		8/15/2026			68,000	67,578
LD Holdings Group LLC†	6.50%		11/1/2025			26,000	24,737
LFS Topco LLC†	5.875%		10/15/2026			43,000	44,100

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Diversified Financial Services (continued)
Navient Corp.	6.75%		6/25/2025			$120,000	$127,040
Navient Corp.	6.75%		6/15/2026			60,000	63,506
OneMain Finance Corp.	7.125%		3/15/2026			63,000	69,362
OneMain Finance Corp.	8.25%		10/1/2023			58,000	62,844
OneMain Finance Corp.	8.875%		6/1/2025			88,000	93,507
PennyMac Financial Services, Inc.†	5.375%		10/15/2025			67,000	66,592
PHH Mortgage Corp.†	7.875%		3/15/2026			47,000	47,769
PRA Group, Inc.†	7.375%		9/1/2025			26,000	27,605
Total							1,159,251

Electric 0.86%
Calpine Corp.†	5.125%		3/15/2028			50,000	48,893
Calpine Corp.†	5.25%		6/1/2026			17,000	17,323
Elwood Energy LLC	8.159%		7/5/2026			13,765	14,204
NextEra Energy Operating Partners LP†	3.875%		10/15/2026			35,000	35,331
Talen Energy Supply LLC	6.50%		6/1/2025			41,000	17,478
Vistra Corp.†	7.00% (5 Yr. Treasury CMT + 5.74%	)#	–	(b)		29,000	28,897
Vistra Corp.†	8.00% (5 Yr. Treasury CMT + 6.93%	)#	–	(b)		35,000	36,368
Total							198,494

Electronics 0.40%
Imola Merger Corp.†	4.75%		5/15/2029			19,000	18,518
Sensata Technologies BV†	5.00%		10/1/2025			70,000	73,851
Total							92,369

Energy-Alternate Sources 1.09%
Cullinan Holdco Scsp†(d)	4.625%		10/15/2026		EUR	100,000	109,852
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026			$23,000	23,785
Renewable Energy Group, Inc.†	5.875%		6/1/2028			17,000	17,102
Sunnova Energy Corp.†	5.875%		9/1/2026			41,000	39,610
TerraForm Power Operating LLC†	5.00%		1/31/2028			60,000	60,872
Total							251,221

Engineering & Construction 1.01%
Brand Industrial Services, Inc.†	8.50%		7/15/2025			50,000	47,093
Brundage-Bone Concrete Pumping Holdings, Inc.†	6.00%		2/1/2026			72,000	72,978
Promontoria Holding 264 BV(d)	6.75%		8/15/2023		EUR	100,000	114,263
Total							234,334

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment 4.34%
Affinity Gaming†	6.875%	12/15/2027		$30,000	$30,494
AMC Entertainment Holdings, Inc.†	10.00%	6/15/2026		69,751	64,663
Buena Vista Gaming Authority†	13.00%	4/1/2023		20,000	21,650
Caesars Entertainment, Inc.†	6.25%	7/1/2025		84,000	87,035
Caesars Entertainment, Inc.†	8.125%	7/1/2027		34,000	36,643
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025		13,000	13,404
CCM Merger, Inc.†	6.375%	5/1/2026		29,000	30,060
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.50%	5/1/2025		50,000	51,562
Empire Resorts, Inc.†	7.75%	11/1/2026		200,000	200,767
Inter Media & Communication SpA†(d)	4.875%	12/31/2022	EUR	92,250	103,435
Juventus Football Club SpA(d)	3.375%	2/19/2024	EUR	100,000	112,000
Mohegan Gaming & Entertainment†	7.875%	10/15/2024		$9,000	9,302
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		46,000	46,835
Pinewood Finance Co. Ltd.†(d)	3.625%	11/15/2027	GBP	100,000	132,231
Raptor Acquisition Corp./Raptor Co-Issuer LLC†	4.875%	11/1/2026		$35,000	34,723
Scientific Games International, Inc.†	8.625%	7/1/2025		16,000	16,979
Vail Resorts, Inc.†	6.25%	5/15/2025		12,000	12,433
Total					1,004,216

Environmental Control 0.12%
Waste Pro USA, Inc.†	5.50%	2/15/2026		28,000	27,204

Finance 0.58%
Kane Bidco Ltd.(d)	6.50%	2/15/2027	GBP	100,000	134,712

Food 1.39%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%	3/15/2026		120,000	116,522
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		40,000	37,833
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023		2,000	1,942
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		38,000	38,835
Fresh Market, Inc. (The)†	9.75%	5/1/2023		15,000	15,320
Kraft Heinz Foods Co.	3.875%	5/15/2027		90,000	93,507
Nathan’s Famous, Inc.†	6.625%	11/1/2025		18,000	18,338
Total					322,297

Forest Products & Paper 0.15%
Resolute Forest Products, Inc. (Canada)†(a)	4.875%	3/1/2026		34,000	33,676

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care-Services 1.85%
Air Methods Corp.†	8.00%		5/15/2025	$56,000	$45,589
Centene Corp.	2.45%		7/15/2028	65,000	61,929
CHS/Community Health Systems, Inc.†	5.625%		3/15/2027	50,000	50,354
Global Medical Response, Inc.†	6.50%		10/1/2025	22,000	22,035
Hadrian Merger Sub, Inc.†	8.50%		5/1/2026	24,000	24,480
Legacy LifePoint Health LLC†	4.375%		2/15/2027	70,000	68,726
ModivCare, Inc.†	5.875%		11/15/2025	15,000	15,585
Radiology Partners, Inc.†	9.25%		2/1/2028	34,000	33,905
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%		12/1/2026	9,000	9,482
Tenet Healthcare Corp.†	4.875%		1/1/2026	70,000	70,393
US Acute Care Solutions LLC†	6.375%		3/1/2026	25,000	25,160
Total					427,638

Home Builders 1.77%
Forestar Group, Inc.†	3.85%		5/15/2026	111,000	108,922
Meritage Homes Corp.	5.125%		6/6/2027	25,000	26,799
Meritage Homes Corp.	6.00%		6/1/2025	17,000	18,382
New Home Co., Inc. (The)†	7.25%		10/15/2025	51,000	51,696
Picasso Finance Sub, Inc.†	6.125%		6/15/2025	11,000	11,414
Shea Homes LP/Shea Homes Funding Corp.†	4.75%		2/15/2028	60,000	59,146
STL Holding Co. LLC†	7.50%		2/15/2026	42,000	43,575
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875%		6/15/2024	50,000	52,895
Tri Pointe Homes, Inc.	5.25%		6/1/2027	35,000	36,165
Total					408,994

Housewares 0.43%
CD&R Smokey Buyer, Inc.†	6.75%		7/15/2025	6,000	6,255
Newell Brands, Inc.	4.70%		4/1/2026	90,000	94,378
Total					100,633

Insurance 0.52%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%		11/15/2025	32,000	32,004
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%	)#	10/15/2051	20,000	19,956
Radian Group, Inc.	4.875%		3/15/2027	65,000	67,399
Total					119,359

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Internet 0.65%
Cogent Communications Group, Inc.†	3.50%	5/1/2026		$45,000	$44,162
Millennium Escrow Corp.†	6.625%	8/1/2026		20,000	19,865
TripAdvisor, Inc.†	7.00%	7/15/2025		30,000	31,462
Uber Technologies, Inc.†	7.50%	5/15/2025		12,000	12,560
Uber Technologies, Inc.†	8.00%	11/1/2026		40,000	42,463
Total					150,512

Iron-Steel 0.09%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%	7/15/2026		20,000	20,850

Leisure Time 2.42%
Carnival Corp.†	4.00%	8/1/2028		30,000	28,587
Carnival Corp.†	5.75%	3/1/2027		32,000	30,769
Carnival Corp.†	9.875%	8/1/2027		35,000	39,310
Carnival Corp.†	10.50%	2/1/2026		35,000	39,354
Life Time, Inc.†	5.75%	1/15/2026		34,000	34,195
Life Time, Inc.†	8.00%	4/15/2026		20,000	20,479
Lindblad Expeditions LLC(c)	6.75%	2/15/2027		21,000	21,207
NCL Corp. Ltd.†	12.25%	5/15/2024		11,000	12,824
Pinnacle Bidco plc(d)	5.50%	2/15/2025	EUR	100,000	114,270
Royal Caribbean Cruises Ltd.	5.375%	7/15/2027		$104,000	100,758
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028		31,000	30,152
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023		56,000	59,079
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		27,000	29,921
Total					560,905

Lodging 1.48%
Boyd Gaming Corp.†	8.625%	6/1/2025		7,000	7,435
MGM Resorts International	5.50%	4/15/2027		125,000	129,310
MGM Resorts International	5.75%	6/15/2025		15,000	15,769
MGM Resorts International	6.75%	5/1/2025		11,000	11,399
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025		29,000	28,973
Travel and Leisure Co.†	6.625%	7/31/2026		80,000	85,518
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023		14,000	14,014
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		33,000	32,547

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%		3/1/2025		$17,000	$17,118
Total						342,083

Machinery: Construction & Mining 0.28%
Manitowoc Co., Inc. (The)†	9.00%		4/1/2026		62,000	64,730

Machinery-Diversified 0.30%
Clark Equipment Co.†	5.875%		6/1/2025		27,000	27,867
Granite US Holdings Corp.†	11.00%		10/1/2027		39,000	41,881
Total						69,748

Media 2.06%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%		6/1/2029		90,000	92,866
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%		8/15/2026		30,000	13,925
DISH DBS Corp.	5.875%		11/15/2024		50,000	50,436
DISH DBS Corp.	7.75%		7/1/2026		53,000	54,633
Gray Television, Inc.†	7.00%		5/15/2027		50,000	53,049
Nexstar Media, Inc.†	5.625%		7/15/2027		90,000	92,381
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%		9/15/2026		35,000	33,779
Sirius XM Radio, Inc.†	3.125%		9/1/2026		90,000	86,508
Total						477,577

Metal Fabricate-Hardware 0.12%
Park-Ohio Industries, Inc.	6.625%		4/15/2027		30,000	27,068

Mining 1.43%
Compass Minerals International, Inc.†	4.875%		7/15/2024		32,000	32,546
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	4.50%		9/15/2027		59,000	60,507
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	5.125%		5/15/2024		27,000	27,973
Hudbay Minerals, Inc. (Canada)†(a)	4.50%		4/1/2026		85,000	83,797
New Gold, Inc. (Canada)†(a)	6.375%		5/15/2025		21,000	21,519
Novelis Corp.†	3.25%		11/15/2026		66,000	64,074
Taseko Mines Ltd. (Canada)†(a)	7.00%		2/15/2026		39,000	39,599
Total						330,015

Miscellaneous Manufacturing 0.95%
FXI Holdings, Inc.†	7.875%		11/1/2024		59,000	59,736
General Electric Co.	3.533% (3 Mo. LIBOR + 3.33%	)#	–	(b)	97,000	95,303

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Miscellaneous Manufacturing (continued)
Trinity Industries, Inc.	4.55%	10/1/2024	$62,000	$63,934
Total				218,973

Oil & Gas 14.53%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	53,000	55,895
Antero Resources Corp.†	8.375%	7/15/2026	16,000	17,865
Apache Corp.	4.625%	11/15/2025	81,000	84,624
Baytex Energy Corp. (Canada)†(a)	8.75%	4/1/2027	13,000	13,928
Berry Petroleum Co. LLC†	7.00%	2/15/2026	62,000	62,250
California Resources Corp.†	7.125%	2/1/2026	84,000	87,441
Callon Petroleum Co.	6.125%	10/1/2024	46,000	46,056
Callon Petroleum Co.	6.375%	7/1/2026	59,000	57,018
Callon Petroleum Co.†	9.00%	4/1/2025	30,000	32,149
Centennial Resource Production LLC†	5.375%	1/15/2026	117,000	114,515
Chesapeake Energy Corp.†	5.50%	2/1/2026	50,000	51,608
Citgo Holding, Inc.†	9.25%	8/1/2024	45,000	45,004
CITGO Petroleum Corp.†	6.375%	6/15/2026	20,000	19,928
CITGO Petroleum Corp.†	7.00%	6/15/2025	65,000	65,586
Civitas Resources, Inc.†	5.00%	10/15/2026	84,000	84,092
Colgate Energy Partners III LLC†	7.75%	2/15/2026	69,000	74,311
Comstock Resources, Inc.†	7.50%	5/15/2025	4,000	4,074
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	47,000	47,418
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	60,000	60,763
EQT Corp.†	3.125%	5/15/2026	45,000	44,086
EQT Corp.	6.625%	2/1/2025	70,000	75,534
Gulfport Energy Operating Corp.†	8.00%	5/17/2026	58,512	62,965
Independence Energy Finance LLC†	7.25%	5/1/2026	114,000	117,138
Laredo Petroleum, Inc.	9.50%	1/15/2025	125,000	127,642
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	62,000	63,457
Matador Resources Co.	5.875%	9/15/2026	127,000	128,922
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025	5,000	5,075
MEG Energy Corp. (Canada)†(a)	7.125%	2/1/2027	120,000	125,187
Murphy Oil Corp.	5.75%	8/15/2025	17,000	17,272
Murphy Oil Corp.	6.875%	8/15/2024	27,000	27,304
Nabors Industries Ltd.†	7.25%	1/15/2026	56,000	53,700
Nabors Industries, Inc.	5.75%	2/1/2025	33,000	30,575
Nabors Industries, Inc.†	7.375%	5/15/2027	20,000	20,549

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Nabors Industries, Inc.†	9.00%	2/1/2025	$40,000	$41,540
Oasis Petroleum, Inc.†	6.375%	6/1/2026	120,000	123,431
Occidental Petroleum Corp.	3.50%	8/15/2029	35,000	34,553
Occidental Petroleum Corp.	5.55%	3/15/2026	375,000	400,836
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%	5/15/2025	129,000	126,239
PDC Energy, Inc.	5.75%	5/15/2026	110,000	112,101
PDC Energy, Inc.	6.125%	9/15/2024	19,000	19,211
Petroleos Mexicanos (Mexico)(a)	6.875%	8/4/2026	90,000	96,567
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029	16,000	16,046
Precision Drilling Corp. (Canada)†(a)	7.125%	1/15/2026	82,000	82,515
Range Resources Corp.	4.875%	5/15/2025	77,000	78,580
Range Resources Corp.	5.00%	3/15/2023	42,000	42,466
SM Energy Co.	5.625%	6/1/2025	107,000	106,363
SM Energy Co.	6.625%	1/15/2027	25,000	25,724
SM Energy Co.	6.75%	9/15/2026	25,000	25,281
Southwestern Energy Co.	5.95%	1/23/2025	19,000	20,117
Tap Rock Resources LLC†	7.00%	10/1/2026	50,000	51,316
W&T Offshore, Inc.†	9.75%	11/1/2023	35,000	34,167
Total				3,360,984

Oil & Gas Services 2.19%
ChampionX Corp	6.375%	5/1/2026	13,000	13,480
Oceaneering International, Inc.	4.65%	11/15/2024	74,000	74,569
TechnipFMC plc (United Kingdom)†(a)	6.50%	2/1/2026	44,000	46,083
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	4/1/2026	59,000	59,983
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	38,000	39,081
Weatherford International Ltd.†	11.00%	12/1/2024	65,000	67,189
Welltec International ApS (Denmark)†(a)	8.25%	10/15/2026	200,000	206,237
Total				506,622

Packaging & Containers 0.21%
Pactiv LLC	7.95%	12/15/2025	40,000	43,096
Trident TPI Holdings, Inc.†	9.25%	8/1/2024	6,000	6,209
Total				49,305

Pharmaceuticals 0.27%
Bausch Health Cos, Inc.†	7.00%	1/15/2028	70,000	62,897

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Pipelines 2.06%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	7.875%		5/15/2026			$52,000	$55,963
Buckeye Partners LP	3.95%		12/1/2026			16,000	16,000
Buckeye Partners LP†	4.125%		3/1/2025			12,000	11,948
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078			85,000	73,188
Energy Transfer LP	6.50% (5 Yr. Treasury CMT + 5.69%	)#	–	(b)		74,000	75,873
Northriver Midstream Finance LP (Canada)†(a)	5.625%		2/15/2026			68,000	69,125
PBF Logistics LP/PBF Logistics Finance Corp.	6.875%		5/15/2023			25,000	24,595
Plains All American Pipeline LP	6.125% (3 Mo. LIBOR + 4.11%	)#	–	(b)		30,000	25,350
Rattler Midstream LP†	5.625%		7/15/2025			10,000	10,312
Western Midstream Operating LP	3.95%		6/1/2025			111,000	113,745
Total							476,099

Real Estate 2.16%
Canary Wharf Group Investment Holdings plc(d)	3.375%		4/23/2028		GBP	100,000	132,612
Peach Property Finance GmbH†(d)	4.375%		11/15/2025		EUR	100,000	115,293
Signa Development Finance SCS†(d)	5.50%		7/23/2026		EUR	100,000	103,961
Starwood Property Trust, Inc.†	4.375%		1/15/2027			$40,000	39,940
Vivion Investments Sarl(d)	3.00%		8/8/2024		EUR	100,000	107,565
Total							499,371

REITS 2.34%
Blackstone Mortgage Trust, Inc.†	3.75%		1/15/2027			$85,000	81,559
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026			68,000	65,614
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025			74,000	76,698
IIP Operating Partnership LP	5.50%		5/25/2026			20,000	20,602
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp.†	4.25%		2/1/2027			45,000	43,898
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp.†	5.25%		10/1/2025			58,000	58,348
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%		6/15/2025			8,000	8,373
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%		5/1/2024			36,000	38,110
Starwood Property Trust, Inc.†	3.75%		12/31/2024			59,000	59,011
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025			63,000	62,833
XHR LP†	6.375%		8/15/2025			25,000	25,873
Total							540,919

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 2.99%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	3.50%		2/15/2029	$3,000	$2,845
Bath & Body Works, Inc.†	9.375%		7/1/2025	32,000	38,320
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%		4/1/2027	80,000	78,218
CEC Entertainment LLC†	6.75%		5/1/2026	17,000	16,352
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028	30,000	25,575
Guitar Center, Inc.†	8.50%		1/15/2026	69,000	73,064
Lithia Motors, Inc.†	4.625%		12/15/2027	50,000	51,313
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%		4/1/2026	24,000	24,763
Party City Holdings, Inc.†	6.125%		8/15/2023	17,000	15,200
Party City Holdings, Inc.†	6.625%		8/1/2026	20,000	16,700
Party City Holdings, Inc.†	8.75%		2/15/2026	46,000	46,345
Specialty Building Products Holdings LLC/ SBP Finance Corp.†	6.375%		9/30/2026	48,000	49,385
Staples, Inc.†	7.50%		4/15/2026	58,000	57,303
Staples, Inc.†	10.75%		4/15/2027	55,000	51,363
Stonegate Pub Co. Financing 2019 plc(d)	5.75% (3 Mo. EURIBOR + 5.75%	)#	7/31/2025	EUR 100,000	112,435
White Cap Parent LLC PIK 8.25%†	8.25%		3/15/2026	$31,000	31,499
Total					690,680

Software 0.23%
Fair Isaac Corp.†	5.25%		5/15/2026	15,000	16,061
Rackspace Technology Global, Inc.†	5.375%		12/1/2028	21,000	19,607
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%		9/1/2025	17,000	17,365
Total					53,033

Telecommunications 2.03%
Avaya, Inc.†	6.125%		9/15/2028	19,000	19,465
Sprint Capital Corp.	6.875%		11/15/2028	100,000	119,103
Sprint Corp.	7.625%		2/15/2025	135,000	150,407
Sprint Corp.	7.625%		3/1/2026	70,000	80,255
T-Mobile USA, Inc.	2.05%		2/15/2028	60,000	57,788
Vodafone Group plc (United Kingdom)(a)	3.25% (5 Yr. Treasury CMT + 2.45%	)#	6/4/2081	45,000	42,938
Total					469,956

Total Trucking & Leasing 0.48%
Fly Leasing Ltd. (Ireland)†(a)	7.00%		10/15/2024	60,000	57,893
Fortress Transportation and Infrastructure Investors LLC†	6.50%		10/1/2025	52,000	53,481
Total					111,374

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Toys/Games/Hobbies 0.09%
Mattel, Inc.†	3.375%		4/1/2026	$21,000	$20,941
Total Corporate Bonds (cost $17,554,843)					17,407,848

FLOATING RATE LOANS(e) 9.33%

Aerospace/Defense 0.23%
Cobham Ultra SeniorCo S.a.r.l USD Term Loan B (Luxembourg)(a)	–	(f)	11/16/2028	21,716	21,712
WP CPP Holdings, LLC 2018 Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	4/30/2025	32,299	31,678
Total					53,390

Auto Parts & Equipment 0.25%
Chassix Inc. 2017 1st Lien Term Loan	6.50% (3 Mo. LIBOR + 5.50% (6 Mo. LIBOR + 5.50%	) )	11/15/2023	64,575	58,724

Automakers 0.25%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	6.988% (3 Mo. LIBOR + 6.75%	)	4/10/2026	57,998	58,360

Banking 0.00%
Paysafe Holdings (US) Corp USD Term Loan B1	3.25% (1 Mo. LIBOR + 2.75%	)	6/28/2028	26	25

Building & Construction 0.20%
Centuri Group, Inc Term Loan B	3.00% (3 Mo. LIBOR + 2.50%	)	8/27/2028	30,116	30,137
USIC Holdings, Inc. 2021 2nd Lien Term Loan	7.25% (1 Mo. LIBOR + 6.50%	)	5/14/2029	16,454	16,623
Total					46,760

Building Materials 0.16%
Associated Asphalt Partners, LLC 2017 Term Loan B	6.25% (1 Mo. LIBOR + 5.25%	)	4/5/2024	17,030	14,922
Griffon Corporation Term Loan B	–	(f)	1/24/2029	20,981	20,990
Total					35,912

Cable & Satellite Television 0.11%
Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B (Luxembourg)(a)	–	(f)	2/1/2029	26,022	25,928

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chemicals 0.15%
ASP Unifrax Holdings Inc Term Loan B	3.974% (3 Mo. LIBOR + 3.75%	)	12/12/2025	$35,254	$34,986

Diversified Capital Goods 0.16%
Granite Holdings US Acquisition Co. 2021 Term Loan B	4.224% (3 Mo. LIBOR + 4.00%	)	9/30/2026	36,667	36,667

Electric: Generation 0.09%
Lightstone Holdco LLC 2018 Term Loan B	4.75% (3 Mo. LIBOR + 3.75%	)	1/30/2024	23,377	20,094
Electric: Integrated 0.18%
Helix Gen Funding, LLC Term Loan B	4.75% (1 Mo. LIBOR + 3.75%	)	6/3/2024	40,207	39,687
Lightstone Holdco LLC 2018 Term Loan C	4.75% (3 Mo. LIBOR + 3.75%	)	1/30/2024	1,318	1,133
Total					40,820

Electronics 0.22%
Altar Bidco, Inc. 2021 2nd Lien Term Loan	–	(f)	2/1/2030	20,038	20,205
Electrical Components International, Inc. 2018 1st Lien Term Loan	4.355% (1 Mo. LIBOR + 4.25%	)	6/26/2025	31,431	31,346
Total					51,551

Energy: Exploration & Production 0.23%
Kestrel Acquisition, LLC 2018 Term Loan B	–	(f)	6/2/2025	54,858	52,101

Gaming 0.19%
Alterra Mountain Company Term Loan B1	2.855% (1 Mo. LIBOR + 2.75%	)	7/31/2024	17,769	17,720
TopGolf International, Inc. Term Loan B	7.00% (3 Mo. LIBOR + 6.25%	)	2/9/2026	24,623	25,054
Total					42,774

Gas Distribution 0.17%
Freeport LNG Investments, LLLP Term Loan B	4.00% (3 Mo. LIBOR + 3.50%	)	12/21/2028	7,684	7,662
Lucid Energy Group II Borrower, LLC 2021 Term Loan	5.00% (3 Mo. LIBOR + 4.25%	)	11/24/2028	32,198	32,204
Total					39,866

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Facilities 0.09%
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.50%	)	11/1/2028	$17,882	$17,879
Medical Solutions Holdings, Inc. 2021 Delayed Draw Term Loan(g)	3.50%		11/1/2028	3,406	3,406
Total					21,285

Health Services 0.07%
National Mentor Holdings, Inc. 2021 Term Loan C	4.50% (3 Mo. LIBOR + 3.75%	)	3/2/2028	171	169
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan(g)	3.75%		3/2/2028	251	249
National Mentor Holdings, Inc. 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%	)	3/2/2028	2,863	2,839
Sharp Midco LLC 2021 Term Loan B	4.50% (3 Mo. LIBOR + 4.00%	)	12/31/2028	12,777	12,793
Total					16,050

Integrated Energy 0.19%
Esdec Solar Group B.V. Term Loan B (Netherlands)(a)	5.75% (6 Mo. LIBOR + 5.00%	)	8/30/2028	44,321	44,210

Investments & Miscellaneous Financial Services 0.56%
Edelman Financial Center, LLC 2021 Term Loan B	4.25% (1 Mo. LIBOR + 3.50%	)	4/7/2028	55,770	55,703
Fender Musical Instruments Corporation 2021 Term Loan B	4.50% (1 Mo. SOFR + 4.00%	)	12/1/2028	20,390	20,416
Hudson River Trading LLC 2021 Term Loan	3.05%		3/20/2028	54,686	54,085
Total					130,204

Machinery 0.07%
CMBF LLC Term Loan	6.50% (1 Mo. LIBOR + 6.00%	)	8/2/2028	12,739	12,691
CMBF LLC Delayed Draw Term Loan(g)	6.50%		8/2/2028	3,792	3,778
Total					16,469

Media: Content 0.11%
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan	7.105% (1 Mo. LIBOR + 7.00%	)	10/19/2026	25,000	24,484

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Medical Products 0.09%
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	4.50% (3 Mo. LIBOR + 4.00%	)	12/18/2028	$19,911	$19,917

Metals/Mining (Excluding Steel) 0.35%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	10.00% (3 Mo. LIBOR + 8.00%	)	6/14/2024	35,331	35,348
Peabody Energy Corporation 2018 Term Loan	2.859% (1 Mo. LIBOR + 2.75%	)	3/31/2025	49,973	45,832
Total					81,180

Oil Field Equipment & Services 0.24%
Ulterra Drilling Technologies, LP Term Loan B	5.355% (1 Mo. LIBOR + 5.25%	)	11/26/2025	59,465	56,046

Personal & Household Products 0.53%
Gibson Brands Inc. 2021 Term Loan	5.75% (3 Mo. LIBOR + 5.00%	)	8/11/2028	40,526	40,475
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%	)	6/19/2024	82,463	81,803
Total					122,278

Pharmaceuticals 0.13%
Canopy Growth Corporation Term Loan (Canada)(a)	9.50% (3 Mo. LIBOR + 8.50%	)	3/18/2026	12,464	12,776
LSCS Holdings, Inc. 2021 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.50%	)	12/18/2028	15,986	16,076
Total					28,852

Real Estate 0.36%
Claros Mortgage Trust, Inc. 2021 Term Loan B	5.00% (3 Mo. SOFR + 4.50%	)	8/9/2026	58,890	59,111
Washington Prime Group, L.P. 2021 Take-back Exit Term Loan	–	(f)	6/11/2025	24,503	24,814
Total					83,925

Recreation & Travel 0.69%
Bulldog Purchaser Inc. 2018 Term Loan	3.925% (3 Mo. LIBOR + 3.75%	)	9/5/2025	15,804	15,386
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(a)	3.474% (3 Mo. LIBOR + 3.25%	)	11/12/2026	3,580	3,537

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Recreation & Travel (continued)
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(a)	3.474% (3 Mo. LIBOR + 3.25%	)	11/12/2026	$27,035	$26,711
NASCAR Holdings, Inc Term Loan B	–	(f)	10/19/2026	49,210	49,140
Travel Leaders Group, LLC 2018 Term Loan B	–	(f)	1/25/2024	22,052	21,221
United PF Holdings, LLC 2019 1st Lien Term Loan	4.224% (3 Mo. LIBOR + 4.00%	)	12/30/2026	44,685	43,579
Total					159,574

Software/Services 0.84%
Anastasia Parent, LLC 2018 Term Loan B	3.974% (3 Mo. LIBOR + 3.75%	)	8/11/2025	24,709	22,467
Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan	6.00% (3 Mo. LIBOR + 5.50%	)	2/27/2026	17,648	17,810
Grab Holdings Inc Term Loan B	5.50% (6 Mo. LIBOR + 4.50%	)	1/29/2026	25,216	25,283
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	5.75% (3 Mo. LIBOR + 5.00%	)	7/27/2028	34,913	34,847
Renaissance Holding Corp. 2018 1st Lien Term Loan	3.355% (1 Mo. LIBOR + 3.25%	)	5/30/2025	34,844	34,632
Riverbed Technology, Inc. 2021 PIK Exit Term Loan	–	(f)	12/8/2026	51,718	50,542
Ultimate Software Group Inc (The) 2021 2nd Lien Term Loan	5.75% (3 Mo. LIBOR + 5.25%	)	5/3/2027	9,467	9,570
Total					195,151

Support: Services 1.25%
Aramark Services, Inc. 2018 Term Loan B3	1.855% (1 Mo. LIBOR + 1.75%	)	3/11/2025	15,000	14,831
AVSC Holding Corp. 2020 Term Loan B1	4.25% (3 Mo. LIBOR +3.25%	)	3/3/2025	49,075	45,655
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025	49,273	48,698
SRS Distribution Inc. 2022 Incremental Term Loan	4.00% (3 Mo. SOFR + 3.50%	)	6/2/2028	16,264	16,284
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.474% (3 Mo. LIBOR + 4.25%	)	7/30/2025	32,634	31,971

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Support: Services (continued)
Stonepeak Taurus Lower Holdings LLC 2022 2nd Lien Term Loan	–	(f)	1/28/2030		$26,167	$25,971	(h)
Syniverse Holdings, Inc. 2018 1st Lien Term Loan	6.00% (3 Mo. LIBOR + 5.00%	)	3/9/2023		26,860	26,827
Team Health Holdings, Inc. 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 2.75%	)	2/6/2024		24,869	24,080
Think & Learn Private Limited Term Loan B (India)(a)	6.25% (3 Mo. LIBOR + 5.50%	)	11/5/2026		36,106	37,054
Vaco Holdings, LLC 2022 Term Loan	5.75% (1 MO. SOFR + 5.00%	)	1/20/2029		18,392	18,438
Total						289,809

Theaters & Entertainment 0.87%
AMC Entertainment Holdings, Inc. 2019 Term Loan B	3.104% (1 Mo. LIBOR + 3.00%	)	4/22/2026		21,944	19,603
Cinemark USA, Inc. 2018 Term Loan B	1.86% (1 Mo. LIBOR + 1.75%	)	3/31/2025		45,000	43,650
City Football Group Limited Term Loan (United Kingdom)(a)	4.00% (6 Mo. LIBOR + 3.50%	)	7/21/2028		56,496	56,425
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%	)	3/8/2024		13,893	13,265
Equinox Holdings, Inc. 2020 Term Loan B2	10.00% (3 Mo. LIBOR + 9.00%	)	3/8/2024		13,653	13,823	(h)
Vue International Bidco p.l.c. 2019 EUR Term Loan B(d)	4.75% (6 Mo. EURIBOR + 4.75%	)	7/3/2026	EUR	51,659	54,934
Total						201,700

Transportation: Infrastructure/Services 0.21%
AIT Worldwide Logistics, Inc 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	4/6/2028		$28,837	28,914
Echo Global Logistics, Inc. Term Loan	4.25% (3 Mo. LIBOR + 3.75%	)	11/23/2028		20,656	20,664
Total						49,578

Trucking & Delivery 0.09%
Carriage Purchaser, Inc. 2021 Term Loan B	5.00% (1 Mo. LIBOR + 4.25%	)	9/30/2028		19,764	19,919
Total Floating Rate Loans (cost $2,126,182)						2,158,589

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.91%
BFLD 2019-DPLO F†	2.646% (1 Mo. LIBOR + 2.54%	)#	10/15/2034	$33,000	$31,884
Great Wolf Trust 2019-WOLF B†	1.44% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	15,000	14,933
Great Wolf Trust 2019-WOLF D†	2.039% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	27,000	26,764
Great Wolf Trust 2019-WOLF E†	2.838% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	17,000	16,510
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440 E†	3.956% (1 Mo. LIBOR + 3.85%	)#	3/15/2036	100,000	99,478
KKR Industrial Portfolio Trust 2021-KDIP D†	1.356% (1 Mo. LIBOR + 1.25%	)#	12/15/2037	7,500	7,408
KKR Industrial Portfolio Trust 2021-KDIP E†	1.656% (1 Mo. LIBOR + 1.55%	)#	12/15/2037	7,500	7,401
KKR Industrial Portfolio Trust 2021-KDIP F†	2.156% (1 Mo. LIBOR + 2.05%	)#	12/15/2037	7,500	7,367
Total Non-Agency Commercial Mortgage-Backed Securities (cost $210,818)					211,745

	Dividend Rate			Shares

PREFERRED STOCKS 0.26%

Commercial Banks 0.13%
Synovus Financial Corp.	6.30% (3 Mo. LIBOR + 3.35%	)#		1,200	30,708

Media 0.13%
ViacomCBS, Inc.	5.75%			500	29,190
Total Preferred Stocks (cost $60,092)					59,898
Total Long-Term Investments (cost $21,460,065)					21,344,847

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENT 3.00%

REPURCHASE AGREEMENTS 3.00%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $689,600 of U.S. Treasury Note at 2.000% due 08/15/2025; value: $707,679; proceeds: $693,733 (cost $693,733)	$693,733	$693,733
Total Investments in Securities 95.27% (cost $22,153,798)		22,038,580
Less Unfunded Loan Commitments (0.03%) (cost $7,430)(i)		(7,432)
Net Investments in Securities 95.24% (cost $22,146,368)		22,031,148
Other Assets and Liabilities – Net(j) 4.76%		1,100,419
Net Assets 100.00%		$23,131,567

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2022, the total value of Rule 144A securities was $11,825,300, which represents 51.12% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2022.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis (See Note 2(k)).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at January 31, 2022.
(f)	Interest rate to be determined.
(g)	Security partially/fully unfunded. See Note (2(l)).
(h)	Level 3 Investment as described in Note 2(m) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	See Note (2(l)).
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at January 31, 2022(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX.NA.HY.37(4)(5)	Bank of America	5.00%	12/20/2026	$1,008,000	$74,397	$69,598	$(4,799)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $4,799.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at January 31, 2022(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX.NA.A.6	Citigroup Global Markets Inc.	2.000%	5/11/2063	25,000	$(2,441)	$273	$(2,168)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $273. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2022

Open Forward Foreign Currency Exchange Contracts at January 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	3/7/2022	200,000	$268,957	$268,924	$33
Euro	Sell	Morgan Stanley	3/10/2022	1,124,000	1,278,535	1,263,729	14,806
Euro	Sell	State Street Bank and Trust	3/10/2022	23,000	26,143	25,859	284
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$15,123

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	State Street Bank and Trust	3/7/2022	99,000	$131,116	$133,117	$(2,001)

Open Futures Contracts at January 31, 2022:

Type		Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note		March 2022	16	Short	$(1,917,031)	$(1,907,250)	$9,781

Type		Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note		March 2022	2	Short	$(285,371)	$(285,656)	$(285)

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$849,361	$–	$849,361
Convertible Bonds	–	657,406	–	657,406
Corporate Bonds	–	17,407,848	–	17,407,848
Floating Rate Loans
Support: Services	–	263,838	25,971	289,809
Theaters & Entertainment	–	187,877	13,823	201,700
Remaining Industries	–	1,667,080	–	1,667,080
Less Unfunded Commitments	–	(7,432)	–	(7,432)
Non-Agency Commercial Mortgage-Backed Securities	–	211,745	–	211,745
Preferred Stocks	59,898	–	–	59,898
Short-Term Investments
Repurchase Agreements	–	693,733	–	693,733
Total	$59,898	$21,931,456	$39,794	$22,031,148

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(4,799)	–	(4,799)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(2,168)	–	(2,168)
Forward Foreign Currency Exchange Contracts
Assets	–	15,123	–	15,123
Liabilities	–	(2,001)	–	(2,001)
Futures Contracts
Assets	9,781	–	–	9,781
Liabilities	(285)	–	–	(285)
Total	$9,496	$6,155	$–	$15,651

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	57

Statements of Assets and Liabilities (unaudited)

January 31, 2022

	Climate Focused Bond Fund	International Growth Fund
ASSETS:
Investments in securities, at cost	$23,154,242	$1,884,422
Investments in securities, at fair value	$22,244,416	$1,836,487
Cash	113,111	99,440
Deposits with brokers for futures collateral	25,889	–
Foreign cash, at value (cost $13,253, $414, respectively)	13,619	413
Receivables:
Interest and dividends	139,616	1,991
Capital shares sold	54,104	–
From advisor (See Note 3)	16,154	7,958
Variation margin for futures contracts	608	–
Investment securities sold	–	10,786
Unrealized appreciation on forward foreign currency exchange contracts	98,446	–
Unrealized appreciation on unfunded commitments	2	–
Prepaid expenses and other assets	41,567	7,652
Total assets	22,747,532	1,964,727
LIABILITIES:
Payables:
Investment securities purchased	324,907	1,348
Management fee	6,661	1,109
Capital shares reacquired	3,633	–
Offering costs	2,840	–
12b-1 distribution plan	1,795	326
Fund administration	761	68
Trustees’ fees	641	26
Unrealized depreciation on forward foreign currency exchange contracts	25,621	–
Distributions payable	32,623	–
Accrued expenses and other liabilities	55,991	37,662
Total liabilities	455,473	40,539
Commitments and contingent liabilities
NET ASSETS	$22,292,059	$1,924,188
COMPOSITION OF NET ASSETS:
Paid-in capital	$23,014,437	$2,111,939
Total distributable earnings (loss)	(722,378)	(187,751)
Net Assets	$22,292,059	$1,924,188

58	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

January 31, 2022

	Mid Cap Innovation Growth Fund	Short Duration High Yield Fund
ASSETS:
Investments in securities, at cost	$6,818,656	$22,146,368
Investments in securities, at fair value	$6,610,574	$22,031,148
Cash	–	21,165
Deposits with brokers for futures collateral	–	19,729
Deposit with brokers for forwards and swaps collateral	–	74,319
Foreign cash, at value (cost $0 and $7,910, respectively)	–	7,892
Receivables:
Interest and dividends	302	287,751
Capital shares sold	273,102	1,905,631
From advisor (See Note 3)	17,385	17,368
Investment securities sold	29,568	1,455,295
Unrealized appreciation on forward foreign currency exchange contracts	–	15,123
Unrealized appreciation on unfunded commitments	–	2
Prepaid expenses and other assets	84,571	62,749
Total assets	7,015,502	25,898,172
LIABILITIES:
Payables:
Investment securities purchased	19,765	2,493,899
Management fee	3,822	7,848
Capital shares reacquired	–	24,389
Variation margin for centrally cleared credit default swap agreements	–	54,952
Offering costs	–	14,988
To broker	–	15,978
Variation margin for futures contracts	–	8,814
12b-1 distribution plan	1,091	2,324
Fund administration	235	698
Trustees’ fees	126	553
Unrealized depreciation on forward foreign currency exchange contracts	–	2,001
Distributions payable	–	92,591
Credit default swap agreements payable, at fair value (including upfront payments of $0 and $2,441, respectively)	–	2,168
Accrued expenses and other liabilities	22,409	45,402
Total liabilities	47,448	2,766,605
Commitments and contingent liabilities
NET ASSETS	$6,968,054	$23,131,567
COMPOSITION OF NET ASSETS:
Paid-in capital	$8,069,904	$23,324,098
Total distributable earnings (loss)	(1,101,850)	(192,531)
Net Assets	$6,968,054	$23,131,567

See Notes to Financial Statements.	59

Statements of Assets and Liabilities (unaudited)(continued)

January 31, 2022

	Climate Focused Bond Fund	International Growth Fund
Net assets by class:
Class A Shares	$5,042,801	$997,692
Class C Shares	$867,965	$102,841
Class F Shares	$4,306,703	$91,178
Class F3 Shares	$122,993	$9,122
Class I Shares	$11,423,180	$9,118
Class R3 Shares	$24,601	$9,090
Class R4 Shares	$24,601	$9,104
Class R5 Shares	$24,601	$9,118
Class R6 Shares	$454,614	$686,925
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	512,479	73,058
Class C Shares	88,220	7,566
Class F Shares	437,691	6,667
Class F3 Shares	12,500	667
Class I Shares	1,160,681	667
Class R3 Shares	2,500	667
Class R4 Shares	2,500	667
Class R5 Shares	2,500	667
Class R6 Shares	46,215	50,201
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.84	$13.66
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%, 5.75%, respectively)	$10.07	$14.49
Class C Shares-Net asset value	$9.84	$13.59
Class F Shares-Net asset value	$9.84	$13.68
Class F3 Shares-Net asset value	$9.84	$13.68
Class I Shares-Net asset value*	$9.84	$13.68
Class R3 Shares-Net asset value	$9.84	$13.63
Class R4 Shares-Net asset value*	$9.84	$13.66
Class R5 Shares-Net asset value*	$9.84	$13.68
Class R6 Shares-Net asset value	$9.84	$13.68

*	Net asset value may not recalculate due to rounding of fractional shares.

60	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

January 31, 2022

	Mid Cap Innovation Growth Fund	Short Duration High Yield Fund
Net assets by class:
Class A Shares	$2,573,191	$13,039,155
Class C Shares	$457,428	$1,454,334
Class F Shares	$1,282,564	$7,769,348
Class F3 Shares	$8,908	$9,842
Class I Shares	$97,907	$619,243
Class R3 Shares	$8,852	$9,841
Class R4 Shares	$8,875	$9,841
Class R5 Shares	$8,901	$9,842
Class R6 Shares	$2,521,428	$210,121
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	193,269	1,234,551
Class C Shares	34,639	137,695
Class F Shares	96,055	735,676
Class F3 Shares	667	932
Class I Shares	7,333	58,634
Class R3 Shares	667	932
Class R4 Shares	667	932
Class R5 Shares	667	932
Class R6 Shares	188,704	19,891
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$13.31	$10.56
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75% and 2.25%, respectively)	$14.12	$10.80
Class C Shares-Net asset value	$13.21	$10.56
Class F Shares-Net asset value	$13.35	$10.56
Class F3 Shares-Net asset value	$13.36	$10.56
Class I Shares-Net asset value	$13.35	$10.56
Class R3 Shares-Net asset value*	$13.28	$10.56
Class R4 Shares-Net asset value	$13.31	$10.56
Class R5 Shares-Net asset value*	$13.35	$10.56
Class R6 Shares-Net asset value	$13.36	$10.56

*	Net asset value may not recalculate due to rounding of fractional shares.

See Notes to Financial Statements.	61

Statements of Operations (unaudited)

For the Six Months Ended January 31, 2022

	Climate Focused Bond Fund	International Growth Fund
Investment income:
Dividends (net of foreign withholding taxes of $84, $859, respectively)	$517	$9,721
Interest and other	199,734	–
Total investment income	200,251	9,721
Expenses:
Management fee	40,605	6,854
12b-1 distribution plan-Class A	4,860	1,365
12b-1 distribution plan-Class C	3,911	541
12b-1 distribution plan-Class F	1,967	50
12b-1 distribution plan-Class R3	64	25
12b-1 distribution plan-Class R4	33	13
Registration	59,217	3,113
Professional	15,810	19,621
Custody	13,726	10,098
Reports to shareholders	9,038	2,300
Fund administration	4,640	422
Shareholder servicing	976	937
Trustees’ fees	397	39
Other	7,281	4,757
Gross expenses	162,525	50,135
Expense reductions (See Note 9)	(10)	–
Fees waived and expenses reimbursed (See Note 3)	(101,627)	(39,957)
Net expenses	60,888	10,178
Net investment income (loss)	139,363	(457)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	48,595	(126,607)
Net realized gain (loss) on futures contracts	58,527	–
Net realized gain (loss) on forward foreign currency exchange contracts	639,339	–
Net realized gain (loss) on foreign currency related transactions	(20,842)	(34)
Net change in unrealized appreciation/depreciation on investments	(1,411,971)	(78,280)
Net change in unrealized appreciation/depreciation on futures contracts	43,950	–
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(127,709)	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	3,524	(7)
Net change in unrealized appreciation/depreciation on unfunded commitments	(11)	–
Net realized and unrealized gain (loss)	(766,598)	(204,928)
Net Decrease in Net Assets Resulting From Operations	$(627,235)	$(205,385)

62	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended January 31, 2022

	Mid Cap Innovation Growth Fund	Short Duration High Yield Fund
Investment income:
Dividends	$10,020	$2,095
Interest and other (net of foreign withholding taxes of $0 and $767, respectively)	–	465,661
Total investment income	10,020	467,756
Expenses:
Management fee	22,504	43,357
12b-1 distribution plan-Class A	3,482	11,517
12b-1 distribution plan-Class C	2,609	6,404
12b-1 distribution plan-Class F	614	2,775
12b-1 distribution plan-Class R3	27	27
12b-1 distribution plan-Class R4	34	14
Registration	32,932	59,861
Professional	15,684	16,218
Custody	1,926	5,683
Reports to shareholders	2,456	7,474
Fund administration	1,385	3,854
Shareholder servicing	1,689	3,192
Trustees’ fees	121	327
Other	5,813	6,151
Gross expenses	91,276	166,854
Expense reductions (See Note 9)	(2)	(8)
Fees waived and expenses reimbursed (See Note 3)	(57,966)	(99,807)
Net expenses	33,308	67,039
Net investment income (loss)	(23,288)	400,717
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(558,424)	140,319
Net realized gain (loss) on futures contracts	–	(25,515)
Net realized gain (loss) on forward foreign currency exchange contracts	–	66,580
Net realized gain (loss) on swap contracts	–	691
Net realized gain (loss) on foreign currency related transactions	–	(1,229)
Net change in unrealized appreciation/depreciation on investments	(905,825)	(583,864)
Net change in unrealized appreciation/depreciation on futures contracts	–	4,388
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	–	(2,293)
Net change in unrealized appreciation/depreciation on swap contracts	–	(4,526)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	(427)
Net change in unrealized appreciation/depreciation on unfunded commitments	–	(85)
Net realized and unrealized gain (loss)	(1,464,249)	(405,961)
Net Decrease in Net Assets Resulting From Operations	$(1,487,537)	$(5,244)

See Notes to Financial Statements.	63

Statements of Changes in Net Assets

	Climate Focused Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2022 (unaudited)	For the Year Ended July 31, 2021
Operations:
Net investment income (loss)	$139,363	$184,456
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency related transactions	725,619	(180,658)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(1,492,217)	405,737
Net increase (decrease) in net assets resulting from operations	(627,235)	409,535
Distributions to shareholders:
Class A	(126,334)	(75,154)
Class C	(19,115)	(7,533)
Class F	(99,799)	(72,738)
Class F3	(3,347)	(2,667)
Class I	(322,469)	(90,755)
Class R3	(597)	(386)
Class R4	(628)	(449)
Class R5	(661)	(515)
Class R6	(11,995)	(8,066)
Total distributions to shareholders	(584,945)	(258,263)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	1,867,483	13,471,303
Reinvestment of distributions	312,940	61,913
Cost of shares reacquired	(2,507,698)	(689,132)
Net increase (decrease) in net assets resulting from capital share transactions	(327,275)	12,844,084
Net increase (decrease) in net assets	(1,539,455)	12,995,356
NET ASSETS:
Beginning of period	$23,831,514	$10,836,158
End of period	$22,292,059	$23,831,514

(a)	For the period June 18, 2021, commencement of operations, to July 31, 2021.

64	See Notes to Financial Statements.

International Growth Fund
For the Six Months Ended January 31, 2022 (unaudited)	For the Period Ended July 31, 2021(a)

$(457)	$(647)
(126,641)	(12,974)
(78,287)	30,345
(205,385)	16,724

–	–
–	–
–	–
–	–
–	–
–	–
–	–
–	–
–	–
–	–

64,630	2,051,000
–	–
(2,781)	–

61,849	2,051,000
(143,536)	2,067,724

$2,067,724	$–
$1,924,188	$2,067,724

See Notes to Financial Statements.	65

Statements of Changes in Net Assets (concluded)

	Mid Cap Innovation Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2022 (unaudited)	For the Period Ended July 31, 2021(b)
Operations:
Net investment income (loss)	$(23,288)	$(20,065)
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(558,424)	(310,244)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(905,825)	697,743
Net increase (decrease) in net assets resulting from operations	(1,487,537)	367,434
Distributions to shareholders:
Class A	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distributions to shareholders	–	–
Capital share transactions (See Note 15):
Net proceeds from sales of shares	2,784,506	5,838,935
Reinvestment of distributions	–	–
Cost of shares reacquired	(286,932)	(248,352)
Net increase in net assets resulting from capital share transactions	2,497,574	5,590,583
Net increase in net assets	1,010,037	5,958,017
NET ASSETS:
Beginning of period	$5,958,017	$–
End of period	$6,968,054	$5,958,017

(b)	For the period December 28, 2020, commencement of operations, to July 31, 2021.

66	See Notes to Financial Statements.

Short Duration High Yield Fund
For the Six Months Ended January 31, 2022 (unaudited)	For the Year Ended July 31, 2021

$400,717	$510,305
180,846	239,080
(586,807)	199,170
(5,244)	948,555

(495,069)	(305,369)
(52,858)	(44,095)
(226,137)	(255,287)
(448)	(695)
(25,054)	(34,451)
(418)	(633)
(431)	(660)
(445)	(687)
(8,901)	(8,408)
(809,761)	(650,285)

10,053,623	14,885,110
571,745	302,676
(4,708,698)	(2,978,603)

5,916,670	12,209,183
5,101,665	12,507,453

$18,029,902	$5,522,449
$23,131,567	$18,029,902

See Notes to Financial Statements.	67

Financial Highlights (unaudited)

CLIMATE FOCUSED BOND FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2022(c)	$10.38	$0.06		$(0.34)		$(0.28)	$(0.16)	$(0.10)	$(0.26)
7/31/2021	10.30	0.13		0.14		0.27	(0.19)	–	(0.19)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31	(g)	0.34	(0.04)	–	(0.04)
Class C
1/31/2022(c)	10.38	0.02		(0.34)		(0.32)	(0.12)	(0.10)	(0.22)
7/31/2021	10.30	0.05		0.13		0.18	(0.10)	–	(0.10)
5/20/2020 to 7/31/2020(f)	10.00	0.01	(g)	0.31	(g)	0.32	(0.02)	–	(0.02)
Class F
1/31/2022(c)	10.38	0.07		(0.34)		(0.27)	(0.17)	(0.10)	(0.27)
7/31/2021	10.30	0.15		0.14		0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31	(g)	0.34	(0.04)	–	(0.04)
Class F3
1/31/2022(c)	10.38	0.07		(0.34)		(0.27)	(0.17)	(0.10)	(0.27)
7/31/2021	10.30	0.16		0.13		0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31	(g)	0.34	(0.04)	–	(0.04)
Class I
1/31/2022(c)	10.38	0.07		(0.34)		(0.27)	(0.17)	(0.10)	(0.27)
7/31/2021	10.30	0.14		0.15		0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31	(g)	0.34	(0.04)	–	(0.04)
Class R3
1/31/2022(c)	10.38	0.04		(0.34)		(0.30)	(0.14)	(0.10)	(0.24)
7/31/2021	10.30	0.10		0.13		0.23	(0.15)	–	(0.15)
5/20/2020 to 7/31/2020(f)	10.00	0.02	(g)	0.31	(g)	0.33	(0.03)	–	(0.03)
Class R4
1/31/2022(c)	10.38	0.05		(0.34)		(0.29)	(0.15)	(0.10)	(0.25)
7/31/2021	10.30	0.12		0.14		0.26	(0.18)	–	(0.18)
5/20/2020 to 7/31/2020(f)	10.00	0.02	(g)	0.32	(g)	0.34	(0.04)	–	(0.04)
Class R5
1/31/2022(c)	10.38	0.07		(0.34)		(0.27)	(0.17)	(0.10)	(0.27)
7/31/2021	10.30	0.15		0.14		0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31	(g)	0.34	(0.04)	–	(0.04)
Class R6
1/31/2022(c)	10.37	0.07		(0.33)		(0.26)	(0.17)	(0.10)	(0.27)
7/31/2021	10.30	0.16		0.12		0.28	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31	(g)	0.34	(0.04)	–	(0.04)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was on 5/20/2020, SEC effective date and date shares first became available to the public was 5/28/2020.
(g)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 5/20/2020 through 5/28/2020.
(h)	Total return for the period 5/28/2020 through 7/31/2020 was 3.47% for Class A, 3.32% for Class C, 3.52% for Class F, 3.53% for Class F3, 3.52% for Class I, 3.41% for Class R3, 3.46% for Class R4, 3.51% for Class R5, and 3.53% for Class R6.

68	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.84	(2.82	)(d)	0.65	(e)	1.51	(e)	1.08	(e)	$5,043	36	(d)
10.38	2.60		0.65		2.05		1.25		4,366	69
10.30	3.37	(d)(h)	0.65	(e)	3.04	(e)	1.28	(e)	3,521	17	(d)

9.84	(3.13	)(d)	1.32	(e)	2.18	(e)	0.41	(e)	868	36	(d)
10.38	1.79		1.45		2.84		0.46		901	69
10.30	3.21	(d)(h)	1.45	(e)	3.84	(e)	0.49	(e)	622	17	(d)

9.84	(2.70	)(d)	0.45	(e)	1.41	(e)	1.28	(e)	4,307	36	(d)
10.38	2.81		0.45		1.95		1.45		3,866	69
10.30	3.41	(d)(h)	0.45	(e)	2.93	(e)	1.46	(e)	3,089	17	(d)

9.84	(2.67	)(d)	0.38	(e)	1.31	(e)	1.34	(e)	123	36	(d)
10.38	2.88		0.38		1.81		1.53		130	69
10.30	3.43	(d)(h)	0.38	(e)	2.63	(e)	1.53	(e)	129	17	(d)

9.84	(2.70	)(d)	0.45	(e)	1.31	(e)	1.27	(e)	11,423	36	(d)
10.38	2.80		0.45		1.72		1.40		14,042	69
10.30	3.41	(d)(h)	0.45	(e)	2.85	(e)	1.46	(e)	3,089	17	(d)

9.84	(2.95	)(d)	0.95	(e)	1.80	(e)	0.79	(e)	25	36	(d)
10.38	2.29		0.95		2.37		0.95		26	69
10.30	3.31	(d)(h)	0.95	(e)	3.33	(e)	0.98	(e)	26	17	(d)

9.84	(2.83	)(d)	0.70	(e)	1.56	(e)	1.04	(e)	25	36	(d)
10.38	2.54		0.70		2.12		1.20		26	69
10.30	3.36	(d)(h)	0.70	(e)	3.08	(e)	1.24	(e)	26	17	(d)

9.84	(2.70	)(d)	0.45	(e)	1.31	(e)	1.29	(e)	25	36	(d)
10.38	2.80		0.45		1.86		1.45		26	69
10.30	3.41	(d)(h)	0.45	(e)	2.83	(e)	1.49	(e)	26	17	(d)

9.84	(2.67	)(d)	0.38	(e)	1.31	(e)	1.34	(e)	455	36	(d)
10.37	2.88		0.38		1.79		1.52		449	69
10.30	3.43	(d)(h)	0.38	(e)	2.63	(e)	1.53	(e)	309	17	(d)

See Notes to Financial Statements.	69

Financial Highlights (unaudited)(continued)

INTERNATIONAL GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net asset value, end of period	Total return (%)(b)(c)
Class A
1/31/2022(d)	$15.12	$(0.01)		$(1.45)		$(1.46)	$13.66	(9.66)
6/18/2021 to 7/31/2021(f)	15.00	(0.01	)(g)	0.13	(g)	0.12	15.12	0.80	(h)
Class C
1/31/2022(d)	15.11	(0.07)		(1.45)		(1.52)	13.59	(10.06)
6/18/2021 to 7/31/2021(f)	15.00	(0.02	)(g)	0.13	(g)	0.11	15.11	0.73	(h)
Class F
1/31/2022(d)	15.13	0.01		(1.46)		(1.45)	13.68	(9.58)
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.13	(g)	0.13	15.13	0.87	(h)
Class F3
1/31/2022(d)	15.12	0.01		(1.45)		(1.44)	13.68	(9.52)
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.12	(g)	0.12	15.12	0.87	(h)
Class I
1/31/2022(d)	15.12	0.01		(1.45)		(1.44)	13.68	(9.58)
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.12	(g)	0.12	15.12	0.87	(h)
Class R3
1/31/2022(d)	15.11	(0.03)		(1.45)		(1.48)	13.63	(9.79)
6/18/2021 to 7/31/2021(f)	15.00	(0.01	)(g)	0.12	(g)	0.11	15.11	0.80	(h)
Class R4
1/31/2022(d)	15.12	(0.01)		(1.45)		(1.46)	13.66	(9.66)
6/18/2021 to 7/31/2021(f)	15.00	(0.01	)(g)	0.13	(g)	0.12	15.12	0.80	(h)
Class R5
1/31/2022(d)	15.13	0.01		(1.46)		(1.45)	13.68	(9.58)
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.13	(g)	0.13	15.13	0.87	(h)
Class R6
1/31/2022(d)	15.13	0.01		(1.46)		(1.45)	13.68	(9.52)
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.13	(g)	0.13	15.13	0.87	(h)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Unaudited.
(e)	Annualized.
(f)	Commencement of operations was on 6/18/2021, SEC effective date and date shares first became available to the public was 6/28/2021.
(g)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 6/18/2021 through 6/28/2021.
(h)	Total return for the period 6/28/2021 through 7/31/2021 was (0.40%) for Class A, (0.46%) for Class C, (0.33%) for Class F, (0.33%) for Class F3, (0.33%) for Class I, (0.40%) for Class R3, (0.40%) for Class R4, (0.33%) for Class R5, and (0.33%) for Class R6.
(i)	Amount less than $0.01.

70	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

1.06	(e)	4.86	(e)	(0.14	)(e)	$998	38
1.06	(e)	16.19	(e)	(0.38	)(e)	1,058	5

1.81	(e)	5.62	(e)	(0.89	)(e)	103	38
1.81	(e)	16.91	(e)	(1.13	)(e)	102	5

0.81	(e)	4.72	(e)	0.11	(e)	91	38
0.81	(e)	16.02	(e)	(0.14	)(e)	101	5

0.73	(e)	4.49	(e)	0.20	(e)	9	38
0.73	(e)	15.76	(e)	(0.15	)(e)	10	5

0.81	(e)	4.63	(e)	0.10	(e)	9	38
0.81	(e)	15.85	(e)	(0.09	)(e)	10	5

1.31	(e)	5.11	(e)	(0.40	)(e)	9	38
1.31	(e)	16.38	(e)	(0.62	)(e)	10	5

1.06	(e)	4.89	(e)	(0.18	)(e)	9	38
1.06	(e)	16.12	(e)	(0.35	)(e)	10	5

0.81	(e)	4.65	(e)	0.10	(e)	9	38
0.81	(e)	15.85	(e)	(0.09	)(e)	10	5

0.73	(e)	4.49	(e)	0.19	(e)	687	38
0.73	(e)	15.78	(e)	(0.06	)(e)	756	5

See Notes to Financial Statements.	71

Financial Highlights (unaudited)(continued)

MID CAP INNOVATION GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net asset value, end of period	Total return (%)(b)
Class A
1/31/2022(c)	$16.14	$(0.06)	$(2.77)	$(2.83)	$13.31	(17.53	)(d)
12/28/2020 to 7/31/2021(f)	15.00	(0.08)	1.22	1.14	16.14	7.60	(d)
Class C
1/31/2022(c)	16.07	(0.12)	(2.74)	(2.86)	13.21	(17.80	)(d)
12/28/2020 to 7/31/2021(f)	15.00	(0.15)	1.22	1.07	16.07	7.13	(d)
Class F
1/31/2022(c)	16.17	(0.04)	(2.78)	(2.82)	13.35	(17.44	)(d)
12/28/2020 to 7/31/2021(f)	15.00	(0.06)	1.23	1.17	16.17	7.80	(d)
Class F3
1/31/2022(c)	16.18	(0.03)	(2.79)	(2.82)	13.36	(17.38	)(d)
12/28/2020 to 7/31/2021(f)	15.00	(0.05)	1.23	1.18	16.18	7.80	(d)
Class I
1/31/2022(c)	16.17	(0.04)	(2.78)	(2.82)	13.35	(17.44	)(d)
12/28/2020 to 7/31/2021(f)	15.00	(0.06)	1.23	1.17	16.17	7.80	(d)
Class R3
1/31/2022(c)	16.12	(0.08)	(2.76)	(2.84)	13.28	(17.62	)(d)
12/28/2020 to 7/31/2021(f)	15.00	(0.10)	1.22	1.12	16.12	7.47	(d)
Class R4
1/31/2022(c)	16.14	(0.05)	(2.78)	(2.83)	13.31	(17.53	)(d)
12/28/2020 to 7/31/2021(f)	15.00	(0.08)	1.22	1.14	16.14	7.60	(d)
Class R5
1/31/2022(c)	16.17	(0.04)	(2.78)	(2.82)	13.35	(17.44	)(d)
12/28/2020 to 7/31/2021(f)	15.00	(0.06)	1.23	1.17	16.17	7.80	(d)
Class R6
1/31/2022(c)	16.17	(0.04)	(2.77)	(2.81)	13.36	(17.38	)(d)
12/28/2020 to 7/31/2021(f)	15.00	(0.05)	1.22	1.17	16.17	7.80	(d)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced operations on December 28, 2020.

72	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.06	(e)	2.69	(e)	(0.76	)(e)	$2,573	71	(d)
1.06	(e)	2.70	(e)	(0.90	)(e)	2,508	58	(d)

1.81	(e)	3.42	(e)	(1.51	)(e)	457	71	(d)
1.81	(e)	3.37	(e)	(1.64	)(e)	449	58	(d)

0.81	(e)	2.58	(e)	(0.52	)(e)	1,283	71	(d)
0.81	(e)	2.53	(e)	(0.65	)(e)	1,048	58	(d)

0.73	(e)	2.31	(e)	(0.42	)(e)	9	71	(d)
0.73	(e)	2.44	(e)	(0.59	)(e)	11	58	(d)

0.81	(e)	2.39	(e)	(0.51	)(e)	98	71	(d)
0.81	(e)	2.53	(e)	(0.67	)(e)	119	58	(d)

1.31	(e)	2.88	(e)	(1.01	)(e)	9	71	(d)
1.31	(e)	3.00	(e)	(1.15	)(e)	11	58	(d)

1.06	(e)	2.36	(e)	(0.63	)(e)	9	71	(d)
1.06	(e)	2.60	(e)	(0.89	)(e)	58	58	(d)

0.81	(e)	2.37	(e)	(0.48	)(e)	9	71	(d)
0.81	(e)	2.50	(e)	(0.64	)(e)	11	58	(d)

0.73	(e)	2.43	(e)	(0.45	)(e)	2,521	71	(d)
0.73	(e)	2.23	(e)	(0.56	)(e)	1,744	58	(d)

See Notes to Financial Statements.	73

Financial Highlights (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2022(c)	$11.00	$0.23		$(0.22)		$0.01	$(0.30)	$(0.15)	$(0.45)
7/31/2021	10.61	0.48		0.57		1.05	(0.59)	(0.07)	(0.66)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63	(g)	0.78	(0.17)	–	(0.17)
Class C
1/31/2022(c)	11.00	0.19		(0.22)		(0.03)	(0.26)	(0.15)	(0.41)
7/31/2021	10.61	0.42		0.55		0.97	(0.51)	(0.07)	(0.58)
4/22/2020 to 7/31/2020(f)	10.00	0.13	(g)	0.62	(g)	0.75	(0.14)	–	(0.14)
Class F
1/31/2022(c)	11.00	0.24		(0.22)		0.02	(0.31)	(0.15)	(0.46)
7/31/2021	10.61	0.52		0.55		1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–	(0.17)
Class F3
1/31/2022(c)	11.00	0.24		(0.22)		0.02	(0.31)	(0.15)	(0.46)
7/31/2021	10.61	0.54		0.54		1.08	(0.62)	(0.07)	(0.69)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–	(0.17)
Class I
1/31/2022(c)	11.00	0.24		(0.22)		0.02	(0.31)	(0.15)	(0.46)
7/31/2021	10.61	0.54		0.53		1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–	(0.17)
Class R3
1/31/2022(c)	11.00	0.21		(0.22)		(0.01)	(0.28)	(0.15)	(0.43)
7/31/2021	10.62	0.48		0.53		1.01	(0.56)	(0.07)	(0.63)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63	(g)	0.78	(0.16)	–	(0.16)
Class R4
1/31/2022(c)	11.00	0.22		(0.21)		0.01	(0.30)	(0.15)	(0.45)
7/31/2021	10.62	0.51		0.53		1.04	(0.59)	(0.07)	(0.66)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63	(g)	0.78	(0.16)	–	(0.16)
Class R5
1/31/2022(c)	11.00	0.24		(0.22)		0.02	(0.31)	(0.15)	(0.46)
7/31/2021	10.61	0.54		0.53		1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–	(0.17)
Class R6
1/31/2022(c)	11.00	0.24		(0.22)		0.02	(0.31)	(0.15)	(0.46)
7/31/2021	10.61	0.52		0.56		1.08	(0.62)	(0.07)	(0.69)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–	(0.17)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was on 4/22/2020, SEC effective date and date shares first became available to the public was 4/30/2020.
(g)	Net investment income and net realized and unrealized gain (loss) amounted to less than $.01 for the period 4/22/2020 through 4/30/2020.
(h)	Total return for the period 4/30/2020 through 7/31/2020 was 7.56% for Class A, 7.34% for Class C, 7.61% for Class F,7.63% for Class F3, 7.61% for Class I, 7.48% for Class R3, 7.54% for Class R4, 7.61% for Class R5, and 7.63% for Class R6.

74	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.56	0.08	(d)	0.71	(e)	1.71	(e)	4.15	(e)	$13,039	60	(d)
11.00	10.22		0.71		2.00		4.43		9,849	69
10.61	7.81	(d)(h)	0.71	(e)	3.95	(e)	5.45	(e)	1,727	27	(d)

10.56	(0.28	)(d)	1.43	(e)	2.44	(e)	3.42	(e)	1,454	60	(d)
11.00	9.34		1.51		2.91		3.81		1,324	69
10.61	7.58	(d)(h)	1.51	(e)	4.74	(e)	4.64	(e)	584	27	(d)

10.56	0.19	(d)	0.51	(e)	1.62	(e)	4.32	(e)	7,769	60	(d)
11.00	10.43		0.51		2.03		4.80		6,071	69
10.61	7.87	(d)(h)	0.51	(e)	3.84	(e)	5.65	(e)	2,574	27	(d)

10.56	0.23	(d)	0.45	(e)	1.49	(e)	4.41	(e)	10	60	(d)
11.00	10.50		0.44		1.97		5.01		11	69
10.61	7.89	(d)(h)	0.44	(e)	3.66	(e)	5.72	(e)	11	27	(d)

10.56	0.19	(d)	0.51	(e)	1.52	(e)	4.35		619	60	(d)
11.00	10.44		0.51		2.02		4.94		550	69
10.61	7.87	(d)(h)	0.51		3.77	(e)	5.65	(e)	531	27	(d)

10.56	(0.06	)(d)	1.01	(e)	2.02	(e)	3.85		10	60	(d)
11.00	9.88		1.01		2.52		4.43		11	69
10.62	7.72	(d)(h)	1.01	(e)	4.21	(e)	5.15	(e)	11	27	(d)

10.56	0.07	(d)	0.76	(e)	1.76	(e)	4.07	(e)	10	60	(d)
11.00	10.15		0.76		2.26		4.69		11	69
10.62	7.79	(d)(h)	0.76	(e)	3.96	(e)	5.40	(e)	11	27	(d)

10.56	0.20	(d)	0.51	(e)	1.49	(e)	4.33	(e)	10	60	(d)
11.00	10.43		0.51		2.01		4.94		11	69
10.61	7.86	(d)(h)	0.51	(e)	3.71	(e)	5.65	(e)	11	27	(d)

10.56	0.31	(d)	0.45	(e)	1.50	(e)	4.40	(e)	210	60	(d)
11.00	10.50		0.44		1.85		4.81		192	69
10.61	7.89	(d)(h)	0.44	(e)	3.69	(e)	5.73	(e)	64	27	(d)

See Notes to Financial Statements.	75

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”), formerly Lord Abbett Equity Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory Trust on May 1, 2001. The Trust currently consists of the following four funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett International Growth Fund (“International Growth Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Mid Cap Innovation Growth Fund (“Mid Cap Innovation Growth Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”)	A, C, F, F3, I, R3, R4, R5, and R6

The Short Duration High Yield Fund commenced operations on April 22, 2020, Climate Focused Bond Fund commenced operations on May 20, 2020, Mid Cap Innovation Growth Fund commenced operations on December 28, 2020, and International Growth Fund commenced operations on June 18, 2021.

Climate Focused Bond Fund’s investment objective is total return. International Growth Fund’s investment objective is to seek long-term capital appreciation. Mid Cap Innovation Growth Fund’s investment objective is to seek capital appreciation. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a

Notes to Financial Statements (continued)

Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in

Notes to Financial Statements (continued)

accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No tax returns are currently under examination. The statute of limitations on the Climate Focused Bond Fund’s and the Short Duration High Yield Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2020 and July 31, 2021. The statute of limitations on the International Growth Fund’s and Mid Cap Innovation Growth Fund’s initial U.S. federal tax returns remains open for the initial period ended July 31, 2021. The statutes of limitations on the state and local tax returns may remain open for an additional year depending upon the Funds’ jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear their class-specific share of shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts on each Fund’s Statement of Operations.

Notes to Financial Statements (continued)

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by each Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received

Notes to Financial Statements (continued)

upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by

Notes to Financial Statements (continued)

reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments, if any, on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of January 31, 2022, the following Funds had the unfunded loan commitments:

		Climate Focused Bond Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Refficiency Holdings LLC 2021 Delayed Draw Term Loan	$6,276	$6,277	$6,276	$1
Thermostat Purchaser III, Inc. Delayed Draw Term Loan	$5,985	$6,007	$6,006	$1
Total	$12,261	$12,284	$12,282	$2

		Short Duration High Yield Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
CMBF LLC Delayed Draw Term Loan	$3,792	$3,777	$3,792	$(15)
Medical Solutions Holdings, Inc. 2021 Delayed Draw Term Loan	$3,406	$3,406	$3,389	$17
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan	$251	$249	$249	$–
Total	$7,449	$7,432	$7,430	$2

(m)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk

Notes to Financial Statements (continued)

inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Climate Focused Bond Fund
First $1 billion	.35%
Over $1 billion	.30%

International Growth Fund
First $2 billion	.65%
Next $2 billion	.62%
Over $4 billion	.60%

Mid Cap Innovation Growth Fund
First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

Short Duration High Yield Fund
First $1 billion	.45%
Over $1 billion	.40%

Notes to Financial Statements (continued)

For the six months ended January 31, 2022 the effective management fee, net of waivers, was at an annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Climate Focused Bond Fund	.00%
International Growth Fund	.00%
Mid Cap Innovation Growth Fund	.00%
Short Duration High Yield Fund	.00%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived the following fund administration fees during the six months ended January 31, 2022.

Fund	Fund Administration Fee
Climate Focused Bond Fund	$13,727
International Growth Fund	10,098
Mid Cap Innovation Growth Fund	1,926
Short Duration High Yield Fund	5,683

For the six months ended January 31, 2022 and continuing through November 30, 2022, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Effective December 1, 2021		Prior to December 1, 2021
	Classes		Classes

Fund	A, C, F, I, R3, R4 and R5	F3 and R6	A, C, F, I, R3, R4 and R5	F3 and R6
Climate Focused Bond Fund	.45%	.40%	.45%	.38%
International Growth Fund	.81%	.73%	.81%	.73%
Mid Cap Innovation Growth Fund	.81%	.73%	.81%	.73%
Short Duration High Yield Fund	.51%	.48%	.51%	.44%

All contractual fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

	Class A	Class C(1)	Class F(2)	Class R3	Class R4
Service*	.15%/.25%(3)	.25%	–	.25%	.25%
Distribution	.05%(4)	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The 12b-1 fees for Climate Focused Bond Fund and Short Duration High Yield Fund pays on Class C shares is a blended rate calculated based on 1.00% of each Fund’s average daily net assets attributable to shares held for less than one year and 0.80% of each Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of each Fund will bear 12b-1 fees at the same rate.
(2)	For the period ended January 31, 2022 and continuing through November 30, 2022 Lord Abbett Distributor has contractually agreed to waive each Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Board.
(3)	The 12b-1 service fees on Class A shares for Climate Focused Bond Fund and Short Duration High Yield Fund pays .15% and for International Growth Fund and Mid Cap Innovation Growth Fund pays .25%.
(4)	Not applicable for the International Growth Fund and Mid Cap Innovation Growth Fund.

Notes to Financial Statements (continued)

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended January 31, 2022:

	Distributor Commissions	Dealers’ Concessions
Climate Focused Bond Fund	$157	$1,078
International Growth Fund	4	26
Mid Cap Innovation Growth Fund	818	4,337
Short Duration High Yield Fund	2,000	14,428

Distributor received the following amount of CDSCs for the six months ended January 31, 2022.

	Class A	Class B
Climate Focused Bond Fund	$–	$–
International Growth Fund	–	–
Mid Cap Innovation Growth Fund	–	–
Short Duration High Yield Fund	1,260	–

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly by the Climate Focused Bond Fund and Short Duration High Yield Fund. Dividends from net investment income, if any, are declared and distributed at least annually by the International Growth Fund and Mid Cap Innovation Growth Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2022 and the period ended July 31, 2021 was as follows:

	Climate Focused Bond Fund		International Growth Fund
	Six Months Ended 1/31/2022 (unaudited)	Year Ended 7/31/2021	Six Months Ended 1/31/2022 (unaudited)	Period Ended 7/31/2021
Distributions paid from:
Ordinary income	$367,900	$258,263	$–	$–
Net long-term capital gains	217,045	–	–	–
Total distributions paid	$584,945	$258,263	$–	$–

Notes to Financial Statements (continued)

	Mid Cap Innovation Growth Fund		Short Duration High Yield Fund
	Six Months Ended 1/31/2022 (unaudited)	Year Ended 7/31/2021	Six Months Ended 1/31/2022 (unaudited)	Year Ended 7/31/2021
Distributions paid from:
Ordinary income	$–	$–	$524,786	$647,448
Net long-term capital gains	–	–	284,975	2,837
Total distributions paid	$–	$–	$809,761	$650,285

As of January 31, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

	Climate Focused Bond Fund	International Growth Fund	Mid Cap Innovation Growth Fund	Short Duration High Yield Fund
Tax cost	$23,436,330	$1,884,646	$6,847,119	$22,242,703
Gross unrealized gain	219,763	57,906	311,403	215,704
Gross unrealized loss	(1,310,781)	(106,065)	(547,948)	(409,167)
Net unrealized security gains/ (losses)	$(1,091,018)	$(48,159)	$(236,545)	$(193,463)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, certain securities, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for six months ended January 31, 2022 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Climate Focused Bond Fund	$2,307,959	$11,201,491	$2,207,429	$5,469,221
International Growth Fund	–	789,189	–	758,090
Mid Cap Innovation Growth Fund	–	6,729,392	–	4,689,542
Short Duration High Yield Fund	–	15,710,322	–	11,397,676

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended January 31, 2022 the Funds did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Climate Focused Bond Fund and Short Duration High Yield Fund entered into forward foreign currency exchange contracts during the six months ended January 31, 2022 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate

Notes to Financial Statements (continued)

significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Climate Focused Bond Fund and Short Duration High Yield Fund entered into futures contracts during the six months ended January 31, 2022 (as described in Note 2(h)) to manage cash. Each Fund bears the risk that the underlying index will move unexpectedly, in which case the Funds may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Short Duration High Yield Fund entered into credit default swaps for the six months ended January 31, 2022 (as described in Note 2(i)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of January 31, 2022, the Funds had the following derivatives at fair value, grouped into appropriate risk categories that illustrate each Fund’s use of derivative instruments:

		Climate Focused Bond Fund
Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)		–	$98,446
Futures Contracts(2)		$54,307	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)		–	$25,621
Futures Contracts(2)		$26,236	–

		Short Duration High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$15,123	–
Futures Contracts(2)	$9,781	–	–

Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$4,799
Credit Default Swap Contracts(5)	–	–	$2,168
Forward Foreign Currency Exchange Contracts(3)	–	$2,001	–
Futures Contracts	$285	–	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared

Notes to Financial Statements (continued)

swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(5)	Statements of Assets and Liabilities location: Credit default swap agreements receivable/payable, at fair value.

Transactions in derivative instruments for the period ended January 31, 2022 , were as follows:

	Climate Focused Bond Fund
		Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)		–	$639,339
Futures Contracts(2)		$58,527	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)		–	$(127,709)
Futures Contracts(4)		$43,950	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)		–	$10,762,559
Futures Contracts(6)		33	–

	Short Duration High Yield Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(7)	–	–	$691
Forward Foreign Currency Exchange Contracts(1)	–	$66,580	–
Futures Contract(2)	$(25,515)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(8)	–	–	$(4,526)
Forward Foreign Currency Exchange Contracts(3)	–	$(2,293)	–
Futures Contracts(4)	$4,388	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(6)	–	–	348,596
Forward Foreign Currency Exchange Contracts(5)	–	$1,370,773	–
Futures Contracts(6)	14	–	–

*	Calculated based on the number of contracts or notional amounts for the period ended January 31, 2022.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.
(7)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract.

Notes to Financial Statements (continued)

The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

		Climate Focused Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$98,446	$–	$98,446
Repurchase Agreements	483,499	–	483,499
Total	$581,945	$–	$581,945

		Climate Focused Bond Fund

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Bank of America	$105	$(105)	$–		$–	$–
Morgan Stanley	79,985	–	–		–	79,985
State Street Bank and Trust	18,356	(18,356)	–		–	–
Fixed Income Clearing Corp.	483,499	–	–		(483,499)	–
Total	$581,945	$(18,461)	$–		$(483,499)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$25,621	$–	$25,621
Total	$25,621	$–	$25,621

	Net Amount of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a	)	Securities Collateral Pledged(a	)	Net Amount(c	)
Bank of America	$1,452	$(105)	$–		$–		$1,347
Barclays Bank plc	187	–	–		–		187
State Street Bank and Trust	23,444	(18,356)	–		–		5,088
Toronto Dominion Bank	538	–	–		–		538
Total	$25,621	$(18,461)	$–		$–		$7,160

Notes to Financial Statements (continued)

		Mid Cap Innovation Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$181,104	$–	$181,104
Total	$181,104	$–	$181,104

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$181,104	$–	$–		$(181,104)	$–
Total	$181,104	$–	$–		$(181,104)	$–

		Short Duration High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$15,123	$–	$15,123
Repurchase Agreements	693,733	–	693,733
Total	$708,856	$–	$708,856

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Morgan Stanley	$14,806	$–	$–		$–	$14,806
State Street Bank and Trust	317	(317)	–		–	–
Fixed Income Clearing Corp.	693,733	–	–		(693,733)	–
Total	$708,856	$(317)	$–		$(693,733)	$14,806

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$2,168	$–	$2,168
Forward Foreign Currency
Exchange Contracts	2,001	–	2,001
Total	$4,169	$–	$4,169

Notes to Financial Statements (continued)

		Short Duration High Yield Fund
	Net Amount of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a	)	Securities Collateral Pledged(a	)	Net Amount(c	)
Citigroup Global Markets Inc.	$2,168	$–	$–		$–		$2,168
State Street Bank and Trust	2,001	(317)	–		–		1,684
Total	$4,169	$(317)	$–		$–		$3,852

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2022.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of January 31, 2022.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and the one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees and, until December 31, 2021, the Independent Trustees were required to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended August 4, 2021, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended January 31, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (continued)

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended January 31, 2022, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For six months ended January 31, 2022, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statements of Operations.

The initial collateral received by each Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2022, the Funds did not loan any securities.

14.	INVESTMENT RISKS

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend

Notes to Financial Statements (continued)

to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Funds may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Funds. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market. Certain instruments in which the Funds may invest may rely in some fashion upon LIBOR. On March 5, 2021 the United Kingdom Financial Conduct Authority (FCA) and LIBOR’s administrator, ICE Benchmark Administration (IBA), announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR setting will no longer be published after June 30, 2023. Abandonment of or modification to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Climate Focused Bond Fund is subject to the risk that its climate-focused investment strategy may select or exclude securities of certain issuers for reasons other than investment performance considerations and that the Fund may underperform funds that do not utilize a climate-focused investment strategy. Certain climate-focused investments may be dependent on government policies and subsidies, which are subject to change or elimination. There can be no assurance that the operations of a given issuer in which the Fund invests will in fact have a positive impact on the climate. Successful application of the Fund’s climate-focused investment strategy will depend on Lord Abbett’s skill in properly identifying and analyzing material climate-related issues and related business practices, and there can be no assurance that the strategy or techniques employed will be successful.

The Mid Cap Innovation Growth Fund is subject to the risk of investing in mid-sized companies. The Investments in mid-sized companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

Large company stocks, in which the International Growth Fund may invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks.

Notes to Financial Statements (continued)

Each Fund is subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies.

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Climate Focused Bond Fund and Short Duration High Yield Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, a Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

Each of the Mid Cap Innovation Growth Fund and the International Growth Fund is subject to the risks of investing in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers.

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each of the International Growth Fund, Climate Focused Bond Fund and Short Duration High Yield Fund is subject to the risks associated with derivatives, which may be different from and greater

Notes to Financial Statements (continued)

than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. Each Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. The loans in which the Short Duration High Yield Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Short Duration High Yield Fund may also invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. Should a loan held by the Fund begin to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect

Notes to Financial Statements (continued)

the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors, and others, can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Climate Focused Bond Fund		Six Months Ended January 31, 2022 (unaudited )		Year Ended July 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	87,758	$898,069	86,613	$892,697
Reinvestment of distributions	4,963	50,084	1,869	19,305
Shares reacquired	(979)	(10,128)	(9,600)	(99,137)
Increase	91,742	$938,025	78,882	$812,865

Class C Shares
Shares sold	557	$5,600	28,163	$290,768
Reinvestment of distributions	806	8,136	228	2,357
Shares reacquired	–	–	(1,949)	(20,128)
Increase	1,363	$13,736	26,442	$272,997

Class F Shares
Shares sold	64,369	$643,251	71,476	$737,928
Reinvestment of distributions	1,971	19,901	1,061	10,952
Shares reacquired	(1,169)	(11,998)	(17)	(176)
Increase	65,171	$651,154	72,520	$748,704

Class I Shares
Shares sold	28,416	$290,543	1,103,459	$11,392,372
Reinvestment of distributions	23,174	234,522	2,845	29,299
Shares reacquired	(243,799)	(2,485,530)	(53,414)	(550,017)
Increase (decrease)	(192,209)	$(1,960,465)	1,052,890	$10,871,654

Class R6 Shares
Shares sold	2,960	$30,020	15,146	$157,538
Reinvestment of distributions	29	297	–	–
Shares reacquired	(4)	(42)	(1,916)	(19,674)
Increase	2,985	$30,275	13,230	$137,864

International Growth Fund	Six Months Ended January 31, 2022 (unaudited	)	For the period ended July 31, 2021(a	)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,075	$46,281	69,983	$1,050,000
Increase	3,075	$46,281	69,983	$1,050,000

Class C Shares
Shares sold	1,032	$15,354	6,732	$101,000
Shares reacquired	(198)	(2,781)	–	–
Increase	834	$12,573	6,732	$101,000

Notes to Financial Statements (continued)

International Growth Fund	Six Months Ended January 31, 2022 (unaudited	)	For the period ended July 31, 2021(a	)
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	6,667	$100,000
Increase	–	$–	6,667	$100,000

Class F3 Shares
Shares sold	–	$–	667	$10,000
Increase	–	$–	667	$10,000

Class I Shares
Shares sold	–	$–	667	$10,000
Increase	–	$–	667	$10,000

Class R3 Shares
Shares sold	–	$–	667	$10,000
Increase	–	$–	667	$10,000

Class R4 Shares
Shares sold	–	$–	667	$10,000
Increase	–	$–	667	$10,000

Class R5 Shares
Shares sold	–	$–	667	$10,000
Increase	–	$–	667	$10,000

Class R6 Shares
Shares sold	201	$2,995	50,000	$750,000
Increase	201	$2,995	50,000	$750,000

Mid Cap Innovation Growth Fund	Six Months Ended January 31, 2022 (unaudited	)	For the period ended July 31, 2021(b	)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	44,024	$741,735	169,967	$2,576,421
Shares reacquired	(6,096)	(98,342)	(14,626)	(224,232)
Increase	37,928	$643,393	155,341	$2,352,189

Class C Shares
Shares sold	7,042	$115,291	28,861	$439,191
Shares reacquired	(369)	(5,853)	(895)	(13,584)
Increase	6,673	$109,438	27,966	$425,607

Class F Shares
Shares sold	37,557	$612,081	65,444	$997,492
Shares reacquired	(6,316)	(100,670)	(630)	(10,026)
Increase	31,241	$511,411	64,814	$987,466

Class F3 Shares
Shares sold	–	$–	667	$10,000
Increase	–	$–	667	$10,000

Class I Shares
Shares sold	–	$–	7,333	$110,000
Increase	–	$–	7,333	$110,000

Notes to Financial Statements (continued)

Mid Cap Innovation Growth Fund		Six Months Ended January 31, 2022 (unaudited )		For the period ended July 31, 2021(b )
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	667	$10,000
Increase	–	$–	667	$10,000

Class R4 Shares
Shares sold	2	$22	3,591	$59,069
Shares reacquired	(2,925)	(47,556)	(1)	(14)
Increase (decrease)	(2,923)	$(47,534)	3,590	$59,055

Class R5 Shares
Shares sold	–	$–	667	$10,000
Increase	–	$–	667	$10,000

Class R6 Shares
Shares sold	82,900	$1,315,377	107,860	$1,626,762
Shares reacquired	(2,023)	(34,511)	(33)	(496)
Increase	80,877	$1,280,866	107,827	$1,626,266

Short Duration High Yield Fund		Six Months Ended January 31, 2022 (unaudited )		Year Ended July 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	530,503	$5,792,355	923,517	$10,094,415
Reinvestment of distributions	38,536	415,004	17,981	197,186
Shares reacquired	(229,862)	(2,506,881)	(208,871)	$(2,291,971)
Increase	339,177	$3,700,478	732,627	$7,999,630

Class C Shares
Shares sold	31,430	$342,402	64,785	$708,804
Reinvestment of distributions	3,031	32,639	1,315	14,394
Shares reacquired	(17,100)	(186,529)	(760)	(8,331)
Increase	17,361	$188,512	65,340	$714,867

Class F Shares
Shares sold	349,443	$3,726,691	363,324	$3,958,363
Reinvestment of distributions	11,217	121,045	8,325	91,096
Shares reacquired	(176,990)	(1,937,464)	(62,194)	(678,301)
Increase	183,670	$1,910,272	309,455	$3,371,158

Class F3 Shares
Shares reacquired	(69)	(750)	–	–
Decrease	(69)	$(750)	–	$–

Class I Shares
Shares sold	12,442	$135,323	–	$–
Reinvestment of distributions	286	3,057	–	–
Shares reacquired	(4,121)	(45,000)	–	–
Increase	8,607	$93,380	–	$–

Notes to Financial Statements (concluded)

Short Duration High Yield Fund		Six Months Ended January 31, 2022 (unaudited )			Year Ended July 31, 2021
Class R3 Shares	Shares	Amount	Shares		Amount
Shares reacquired	(68)	(750)	–		–
Decrease	(68)	$(750)	–		$–

Class R4 Shares
Reinvestment of distributions	–	–	–	(c)	–
Shares reacquired	(68)	(750)	–		–
Decrease	(68)	$(750)	–		$–

Class R5 Shares
Reinvestment of distributions	–	–	–	(c)	–
Shares reacquired	(68)	(750)	–		–
Decrease	(68)	$(750)	–		$–

Class R6 Shares
Shares sold	5,211	$56,852	11,415		$123,528
Shares reacquired	(2,738)	(29,824)	–		–
Increase	2,473	$27,028	11,415		$123,528

(a)	For the period June 18, 2021, commencement of operations, to July 31, 2021.
(b)	For the period December 28, 2020, commencement of operations, to July 31, 2021.
(c)	Amount less than 1 share.

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). The Board approved the Agreement at a meeting held on November 11-12, 2021 (the “November Meeting”) and again at a meeting held on January 26-27, 2022 (the “January Meeting”) in order to reset the date for consideration of future approvals. In connection with its approval at the November and January Meetings, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund (other than Mid Cap Innovation Growth Fund, which commenced operations in 2020), information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett (for each Fund other than Mid Cap Innovation Growth Fund); (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Climate Focused Bond Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. At the January Meeting, the Board also considered Lord Abbett’s representation that there were no material changes to Lord Abbett, the Distributor, the Fund, or to the nature, extent, and quality of the services provided to the Fund by Lord Abbett and the Distributor since the November Meeting.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services

Approval of Advisory Contract (continued)

provided to other clients, on the other. With respect to the Climate Focused Bond Fund, the Board considered information about the incorporation of environmental, social and governance factors into the Fund’s investment process. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance (other than Mid Cap Innovation Growth Fund, which had commenced operations in late 2020 and therefore did not yet have investment performance for a full calendar year) in relation to that of its performance peer group and an appropriate benchmark as of the period ended June 30, 2021. As to each of the Climate Focused Bond Fund and Short Duration High Yield Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Approval of Advisory Contract (concluded)

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Trust I Climate Focused Bond Fund International Growth Fund Mid Cap Innovation Growth Fund Short Duration High Yield Fund	TRUST-I-2 (03/22)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of
EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT TRUST I

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 25, 2022

By:	/s/Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: March 25, 2022